ESC STRATEGIC FUNDS, INC.
--------------------------------------------------------------------------------
                                                                November 8, 1995

Dear Shareholder:

We are pleased to present the September 30, 1995, semi-annual report for the ESC Strategic Funds. We take this opportunity to inform you of the progress of the Funds, to discuss expectations and to express our great appreciation for your investment and confidence in our effort.

The ESC Strategic Funds are comprised of a Multiple Manager Series and a Single Manager Series. This report addresses the progress of each series and each specific fund.

MULTIPLE MANAGER SERIES

Each fund in this series is diversified across several counter-balancing, yet compatible, investment styles. The purpose is to ensure that a successful manager, which runs the risk of being over-valued by way of superior appreciation, does not become over-weighted within a particular fund and that an under-performing manager is able to receive additional cash in advance of returning to favor. Unlike some funds which attempt to anticipate trends, the Multiple Manager Series adheres to a consistent strategy of maintaining target allocations to each manager and respective market sectors.

ESC STRATEGIC INCOME FUND achieved a total return of 0.56% during the most recent quarter ended September 30, 1995, as compared to a return of 2.30% for the Lipper World Income Fund Index and a loss of 1.04% for the Salomon World Government Index. For the six month period ended September 30, 1995, the Fund returned 5.33% as compared to 9.10% and 4.23% for the same indices, respectively.

According to a recent article in the Wall Street Journal, U.S. bond returns are shaping up to be the third best in modern times. The 30-year bond yield recently declined to its lowest level in 20 months. As a result, the U.S. allocations of the ESC Strategic Income Fund, both within the investment grade and high-yield sectors, expanded beyond their target allocations. Accordingly at quarter end, cash was re-directed from these allocations to the international segment. Following are the management firms, actual allocations and target allocations at quarter end:

                                                                  ALLOCATIONS AS OF
                                                                       9/30/95
                                                                ACTUAL         TARGET
                                                                ------         ------
Cincinnati Asset Management       U.S. High Yield                34.0%          33.3%
Murray Johnstone International    International                  31.6%          33.3%
Llama Asset Management            Investment Grade               34.4%          33.4%

ESC STRATEGIC APPRECIATION FUND gained 10.67% during the quarter ended September 30, 1995, as compared to 9.85% and 8.06% for the Lipper Capital Appreciation Fund Index and the S&P 500, respectively. For the previous six month period ended September 30, 1995, the Fund gained 19.59% versus 20.17% for the Lipper Index and 18.26% for the S&P 500.

1995 has been characterized by enormous strength in the technology sector and a "catch-up" by the S&P 500 to spectacular growth in earnings which occurred in 1994 when the financial markets were under severe strain. Accordingly, the managers continue to discover exciting investment opportunities and remain fully invested in companies exhibiting consistent, superior growth in earnings with above-average fundamental characteristics. The month of August was particularly strong for Mid Cap Growth as technology is prominently represented in this market segment. However, at quarter end, the fund was re-balanced toward Mid Cap Growth as technology began to correct as noted below:

                                                                  ALLOCATIONS AS OF
                                                                       9/30/95
                                                                ACTUAL         TARGET
                                                                ------         ------
GlobeFlex Capital                 Mid to Large Cap Growth        32.6%          33.3%
Equitable Asset Management        Small Cap Growth               33.8%          33.4%
Brandes Investment Partners       Value                          33.6%          33.3%

ESC STRATEGIC GLOBAL EQUITY FUND returned 5.07% during the quarter ended September 30, 1995, while the Lipper Global Fund Index and FTA World Index gained 5.56% and 5.09%, respectively. During the six months ended September 30, 1995, the Fund returned 11.01% as compared to 13.53% and 8.61% for the same indices.

This year's strength in domestic equities, coming on the heels of 1994's disappointments in developed and especially emerging markets seems to have thrown the concept of global diversification into doubt. However, successful investing is the early discovery of value where the consensus yet fears to tread but is sure to arrive or return eventually. Under-performance combined with superior fundamentals leads to attractive valuations which should eventually entice investors. Earnings in European countries are expanding but are valued at lower P/Es than U.S. counterparts. Latin America and India continue to make significant strides in efficiency and productivity as a result of denationalization and privatization. Superior economic growth as measured by gross domestic product continues throughout Asia as reported in an October 1995 analysis compiled by The Economist. And, within all these areas, growth compounds while valuations compress thus creating new opportunities for long-term investors accepting the risks and potential rewards of a global investment strategy.

Because of recent gains in the U.S. segment, the ESC Strategic Global Equity Fund was re-balanced to the international developed and emerging market segments. Unlike other funds which may have been forced to liquidate emerging market holdings at distressed prices in rather thin markets, the multiple manager concept seeks to benefit from the confusion of others by re-directing cash toward distressed areas as such value becomes most appealing but where investment sentiment has yet to firm. The table below sets forth changes from actual to target allocations as of quarter end:

                                                                  ALLOCATIONS AS OF
                                                                      9/30/95
                                                                ACTUAL         TARGET
                                                                ------         ------
GlobeFlex Capital                 Mid to Large Cap Growth        37.7%          36.2%
Murray Johnstone International    Developed Markets              56.2%          41.5%
Blairlogie Capital Management     Emerging Markets                6.1%           0
Murray Johnstone International    Emerging Markets                0             22.3%

SINGLE MANAGER SERIES

This series utilizes a traditional single management firm approach to provide investors access to more focused portfolio disciplines.

ESC STRATEGIC SMALL CAP FUND returned 17.96% during the quarter ended September 30, 1995, as compared to 12.50% for the Lipper Small Company Growth Fund Index and 9.43% for the Russell 2000. During the six month period ended September 30, 1995, the Fund achieved a return of 27.29% versus 22.92% and 19.02% for the same indices, respectively.

The Fund seeks fundamentally sound companies generating consistently superior earnings growth rather than compete with the legions of analysts and economists attempting to determine the next direction of the economy or the market. Investor confusion combined with a lack of sustained diligence on the part of Wall Street creates opportunities which continue to present themselves at an accelerating pace.

ESC STRATEGIC ASSET PRESERVATION FUND provided a total return of 1.29% during the quarter ended September 30, 1995, while the Lipper Short Investment Grade Index returned 1.45%. The Merrill Lynch 1-3 Year Government Index returned 1.50%. During the six month period ended September 30, 1995, the Fund returned 4.35%. This compares to returns of 4.91% and 4.76% for the same indices, respectively. We continue to be pleased with the relative stability of the Fund in the midst of what will surely remain a confusing interest rate environment.

We appreciate your interest in the ESC Strategic Funds and invite all questions and comments. For more complete information, including management fees and expenses in addition to the unique risks involved with investing in the international markets and small capitalization stocks, please call 1-800-372-3360 for a prospectus and read it carefully before investing in any of the Funds. We look forward to reporting our progress as we enter 1996 and wish you a very pleasant fall in the meantime.

                                                Sincerely,
                                                /s/ W. HOWARD CAMMACK, JR.
                                                --------------------------
                                                W. Howard Cammack, Jr.
                                                Treasurer

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC ASSET PRESERVATION FUND
Portfolio of Investments (unaudited) -- September 30, 1995

  CREDIT                                         MARKET
 RATING*                            PRINCIPAL     VALUE
----------                          ---------  -----------
           CORPORATE OBLIGATIONS -- 56.7%
           BANKING-- 8.4%
A-/A2      Bank America Corp.,
             7.50%, 3/15/1997.......  250,000  $   254,629
A-/A3      First Union Corp.,
             9.45%, 6/15/1999.......  250,000      273,239
A/A2       Nationsbank Corp.,
             5.125%, 9/15/1998......  250,000      242,045
BBB-/NR    Union Planters Corp.,
             10.125%, 4/01/1999.....  300,000      305,494
                                               -----------
                                                 1,075,407
                                               -----------
           BUSINESS SERVICES -- 2.0%
A/A2       Xerox Corp.,
             8.75%, 11/01/1995......  250,000      250,520
                                               -----------
           CHEMICALS -- 3.7%
A+/A2      ICI Wilmington Corp.,
             7.625%, 3/15/1997......  465,000      474,725
                                               -----------
           COMPUTERS -- 2.0%
A/A3       IBM Corp.,
             6.375%, 11/01/1997.....  250,000      250,937
                                               -----------
           ENTERTAINMENT -- 2.0%
A+/A1      Bass America, Inc.,
             6.75%, 8/01/1999.......  250,000      253,321
                                               -----------
           FINANCIAL SERVICES -- 9.9%
AA-/AA3    Associates Corp. North
             America,
             8.50%,1/10/2000........  100,000      107,411
A-/A3      Caterpillar Financial
             Medium Term Note,
             6.03%, 11/16/1995......  300,000      300,210
AAA/Aaa    General Motors Acceptance
             Corp.,
             8.10%, 9/19/1996.......  250,000      254,422
BBB/Baa1   Salomon Inc., Medium
             Term Note,
             5.00%, 7/15/1996.......  250,000      246,381
A/A3       Smith Barney Shearson
             Holdings Corp.,
             6.00%, 3/15/1997.......  250,000      249,309
A+/A2      Travelers, Inc.,
             7.75%, 6/15/1999.......  100,000      104,247
                                               -----------
                                                 1,261,980
                                               -----------

  CREDIT                                         MARKET
 RATING*                            PRINCIPAL     VALUE
----------                          ---------  -----------
           FOOD SERVING -- 2.0%
A+/A2      Grand Metropolitan
             Investment Corp.,
             6.50%, 9/15/1999.......  250,000  $   250,251
                                               -----------
           HOLDING COMPANIES -- 3.1%
A1/A+      ITT Hartford Inc.,
             7.25%, 12/01/1996......  400,000      403,068
                                               -----------
           HOUSEHOLD PRODUCTS -- 1.9%
AA/Aa2     Procter & Gamble Co.,
             5.2%, 11/01/1995.......  250,000      249,880
                                               -----------
           INSURANCE -- 2.3%
A+/A2      International Lease
             Finance Corp.,
             6.625%, 6/01/1996......  300,000      300,925
                                               -----------
           BEVERAGES -- 2.0%
A/A1       Pepsico, Inc.,
             6.80%, 5/15/2000.......  250,000      254,525
                                               -----------
           OIL/GAS - EXPLORATION -- 4.0%
AA-/A1     BP America Corp.,
             7.43%, 2/15/1999.......  250,000      258,595
AAA/Aa2    Shell Oil Co.,
             7.70%, 2/01/1996.......  250,000      251,425
                                               -----------
                                                   510,020
                                               -----------
           PHARMACEUTICALS -- 4.0%
A-/A2      American Home Products
             Corp., 7.70%,
             2/15/2000..............  250,000      261,648
AA-/Aa3    Smith Kline Beecham
             Corp., 5.25%,
             1/26/1996..............  250,000      249,502
                                               -----------
                                                   511,150
                                               -----------
           RETAIL -- 2.0%
BBB+/Baa1  Sears Roebuck & Co.,
             8.55%, 8/01/1996.......  250,000      255,005
                                               -----------
           TOBACCO -- 2.3%
A/A2       Philip Morris Cos., Inc.,
             6.375%, 1/15/1998......  300,000      299,827
                                               -----------
           TRANSPORTATION - SHIPPING -- 1.2%
AA/Aa      Federal Express Corp.,
             9.83%, 7/09/1996.......  150,000      153,953
                                               -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC ASSET PRESERVATION FUND
Portfolio of Investments (unaudited) (continued) -- September 30, 1995

  CREDIT                                         MARKET
 RATING*                            PRINCIPAL     VALUE
----------                          ---------  -----------
           CORPORATE OBLIGATIONS
             (CONTINUED)
           UTILITIES -- 2.0%
A-/A2      Carolina Power & Light
             Co.,
             6.875%, 10/01/1998.....  250,000  $   251,849
                                               -----------
           WASTE SERVICES -- 1.9%
AA-/A1     Waste Management Inc.,
             6.25%, 12/15/1995......  250,000      250,162
                                               -----------
           TOTAL CORPORATE
             OBLIGATIONS (IDENTIFIED
             COST $7,176,022).......             7,257,505
                                               -----------
           MUNICIPAL OBLIGATIONS -- 8.3%
           HOUSING DEVELOPMENT -- 3.8%
AA/Aa      Tennessee Housing
             Development Agency,
             5.20%, 1/01/1998.......  500,000      487,735
                                               -----------
           UTILITIES -- 4.5%
AAA/Aaa    West Knox Utilities
             District, 8.40%,
             12/01/1997.............  450,000      468,749
AAA/Aaa    White House Utility
             District of Robertson &
             Summer Co.,
             7.60%, 1/01/2000.......  100,000      104,022
                                               -----------
                                                   572,771
                                               -----------
           TOTAL MUNICIPAL
             OBLIGATIONS (IDENTIFIED
             COST $1,043,006).......             1,060,506
                                               -----------
           U.S. GOVERNMENT
             OBLIGATIONS -- 25.8%
           MORTGAGED BACKED
             SECURITIES -- 13.7%
AAA/Aaa    Federal Home Loan
             Mortgage Corp., Gold
             Balloon #M15202,
             6.00%, 9/01/1997.......  419,746      416,200
AAA/Aaa    Federal Home Loan
             Mortgage Corp., Pool
             #M90163, 7.00%,
             12/01/1997.............  194,464      196,712
AAA/Aaa    Federal Home Loan
             Mortgage Corp., Pool
             #L90037, 6.00%,
             7/01/1998..............  445,234      441,475

  CREDIT                                         MARKET
 RATING*                            PRINCIPAL     VALUE
----------                          ---------  -----------
           MORTGAGED BACKED
             SECURITIES (CONTINUED)
AAA/Aaa    Federal Home Loan
             Mortgage Corp., Gold
             Balloon #M90304,
             6.00%, 11/01/1998......  180,987  $   179,896
AAA/Aaa    Federal Home Loan
             Mortgage Corp., Gold
             Balloon #L90057,
             6.00%, 11/01/1998......  186,964      185,838
AAA/Aaa    Federal National Mortgage
             Association, #1508,
             6.00%, 3/01/1998.......  114,988      108,160
AAA/Aaa    Government National
             Mortgage Association
             #276718,
             9.75%, 8/15/1998.......  219,239      228,934
                                               -----------
                                                 1,757,215
                                               -----------
           GOVERNMENT AGENCY
             OBLIGATIONS -- 12.1%
AAA/Aaa    Federal Home Loan
             Mortgage Corp.,
             5.515%, 3/17/1997......  300,000      298,152
AAA/Aaa    Federal Home Loan
             Mortgage Corp.,
             6.65%, 8/06/1998.......  250,000      250,226
AAA/Aaa    Federal Home Loan Bank,
             6.155%, 3/22/1999......  250,000      248,113
AAA/Aaa    Federal Home Loan Bank,
             8.24%, 2/16/1999.......  250,000      252,120
AAA/Aaa    Federal Home Loan
             Mortgage Corp.,
             6.53%, 9/28/2000.......  250,000      250,097
AAA/Aaa    Federal National Mortgage
             Association,
             5.25%, 5/13/1998.......  250,000      244,096
                                               -----------
                                                 1,542,804
                                               -----------
           TOTAL U.S. GOVERNMENT
             OBLIGATIONS (IDENTIFIED
             COST $3,292,051).......             3,300,019
                                               -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC ASSET PRESERVATION FUND
Portfolio of Investments (unaudited) (continued) -- September 30, 1995

  CREDIT                                         MARKET
 RATING*                            PRINCIPAL     VALUE
----------                          ---------  -----------
           U.S. TREASURY
             OBLIGATIONS -- 2.8%
AAA/Aaa    U.S. Treasury Notes,
             5.125%, 3/31/1996......  100,000  $    99,781
AAA/Aaa    U.S. Treasury Notes
             6.875%, 10/31/1996.....  250,000      252,890
                                               -----------
           TOTAL U.S. TREASURY
             OBLIGATIONS (IDENTIFIED
             COST $352,347).........               352,671
                                               -----------
           TOTAL
             INVESTMENTS -- 93.6%
             (IDENTIFIED COST
             $11,863,426)+..........            11,970,701
                                               -----------
           Cash and other assets,
             net of
             liabilities -- 6.4%....               819,869
                                               -----------
           NET ASSETS -- 100.0%.....           $12,790,570
                                                ==========

+ The cost of securities for Federal income tax purposes is substantially the same.

* See page 17 for Credit Ratings.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC INCOME FUND++
Portfolio of Investments (unaudited) -- September 30, 1995

 CREDIT                                           MARKET
RATING*                          PRINCIPAL         VALUE
--------                        -----------     -----------
          CORPORATE
            OBLIGATIONS -- 36.2%
          ADVERTISING/
            COMMUNICATIONS -- 0.7%
B-/B3     Big Flower Press,
            Inc.,
            10.75%, 8/01/2003...     250,000    $   250,000
                                                -----------
          ALUMINUM -- 0.7%
B+/B1     Kaiser Aluminum &
            Chemical Corp.,
            9.875%, 2/15/2002...     250,000        250,000
                                                -----------
          AUTO RELATED -- 0.7%
A-/A3     General Motors Corp.,
            8.125%, 4/15/2016...     250,000        254,465
                                                -----------
          BANKING -- 2.0%
BB-/B1    Banco Rio de la Plata,
            8.50%, 7/15/1998....     420,000        365,925
A-/A2     Comerica Bank,
            8.375%, 7/15/2024...     350,000        370,706
                                                -----------
                                                    736,631
                                                -----------
          BUILDING/FOREST
            PRODUCTS -- 1.3%
B+/B3     Pacific Lumber Co.,
            10.50%, 3/01/2003...     500,000        470,000
                                                -----------
          BROADCASTING -- CABLE
            TELEVISION -- 2.8%
B/B3      Adelphia
            Communications
            Corp.,
            12.50%, 5/15/2002...     500,000        501,250
B+/B1     Jones Intercable Inc.,
            11.50%, 7/15/2004...     500,000        540,000
                                                -----------
                                                  1,041,250
                                                -----------
          CHEMICALS -- 1.9%
B/B1      NL Industries, Inc.,
            11.75%, 10/15/2003..     300,000        316,500
BB-/B1    Rexene Corp.,
            11.75%, 12/01/2004..     380,000        408,500
                                                -----------
                                                    725,000
                                                -----------
          CONTAINERS --
            METAL -- 0.7%
BB-/B1    Sea Containers, Ltd.,
            12.50%, 12/01/2004..     250,000        275,000
                                                -----------

 CREDIT                                           MARKET
RATING*                          PRINCIPAL         VALUE
--------                        -----------     -----------
          FINANCIAL
            SERVICES -- 0.7%
AAA/Aaa   Credit Local de
            France, 7.50%,
            1/26/1999........... 480,000,000(G) $   269,345
                                                -----------
          FOOD AND HOUSEHOLD
            PRODUCTS -- 1.2%
B-/B2     Flagstar Corp.,
            10.875%,
            12/01/2002..........     500,000        463,750
                                                -----------
          INDUSTRIAL
            COMPONENTS -- 1.0%
NR/NR     DESC Sociedad de
            Fomento,
            11.00%, 12/15/1997..     375,000        369,375
                                                -----------
          LEISURE &
            TOURISM -- 0.8%
BB-/B2    California Hotel
            Finance Corp.,
            11.00%, 12/01/2002..     300,000        312,000
                                                -----------
          MANUFACTURING -- 2.2%
B/B3      Anchor Glass Inc.,
            9.875%, 12/15/2008..     300,000        244,500
B/B3      Dictaphone Corp.,
            11.75% 8/01/2005....      95,000         95,000
B/B2      Earle M. Jorgenson
            Co., 10.75%
            3/01/2000...........     250,000        247,500
B/B2      Weirton Steel Corp.
            10.875%,
            10/15/1999..........     240,000        243,000
                                                -----------
                                                    830,000
                                                -----------
          OIL/GAS -
            EXPLORATION -- 5.2%
B/B2      Gerrity Oil & Gas Co.,
            11.75%, 7/15/2004...     500,000        460,000
B+/B2     Petroleum Heat &
            Power Co.,
            12.25%, 2/01/2005...     500,000        540,000
B-/B3     Plains Resources,
            Inc., 12.00%,
            10/01/1999..........     500,000        515,000
BB-/B2    TransTexas Gas Corp.,
            11.50%, 6/15/2002...     400,000        418,000
                                                -----------
                                                  1,933,000
                                                -----------
          PAPER PRODUCTS -- 3.7%
B+/B1     S.D. Warren Co.,
            12.00%, 12/15/2004..     300,000        331,500
B/B2      Stone Container Corp.,
            10.75%, 4/01/2002...     500,000        505,000

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC INCOME FUND++
Portfolio of Investments (unaudited) (continued) -- September 30, 1995

 CREDIT                                           MARKET
RATING*                          PRINCIPAL         VALUE
--------                        -----------     -----------
          CORPORATE OBLIGATIONS
            (CONTINUED)
          PAPER PRODUCTS
            (CONTINUED)
B-/B3     United Stationers
            Supply Co.,
            12.75%, 5/01/2005...     500,000    $   535,000
                                                -----------
                                                  1,371,500
                                                -----------
          PLASTIC
            PRODUCTS -- 2.0%
B/B2      Applied Extrusion
            Technologies Corp.,
            11.50%, 4/01/2002...     500,000        535,000
B-/B3     Plastic Specialties &
            Technologies Inc.,
            11.25%, 12/01/2003..     250,000        226,250
                                                -----------
                                                    761,250
                                                -----------
          POLLUTION
            CONTROL -- 0.4%
B/B3      Allied Waste
            Industries, Inc.,
            12.00%, 2/01/2004...     150,000        159,000
                                                -----------
          RETAIL -- 2.1%
B/B2      Orchard Supply
            Hardware Corp.,
            9.375%, 2/15/2002...     250,000        232,500
B-/Caa    Parisian, Inc.,
            9.875%, 7/15/2003...     300,000        252,000
B/B2      Thrifty Payless, Inc.,
            11.75%, 4/15/2003...     300,000        312,750
                                                -----------
                                                    797,250
                                                -----------
          TELE-
            COMMUNICATIONS -- 2.5%
AAA/Aaa   British Telecom PLC,
            7.125%, 9/15/2003...     275,000(J)     403,701
B-/B2     Metrocall, Inc.,
            10.375%,
            10/01/2007..........     250,000        253,594
NR/NR     Telecom Argentina,
            8.375%, 10/18/2000..     315,000        283,500
                                                -----------
                                                    940,795
                                                -----------
          TEXTILES &
            APPAREL -- 2.9%
B/B3      Hartmarx Corp.,
            10.875%, 1/15/2002..     375,000        371,250
CCC+/B3   Ithaca Industries
            Inc.,
            11.125%,
            12/15/2002..........     500,000        477,500

 CREDIT                                           MARKET
RATING*                          PRINCIPAL         VALUE
--------                        -----------     -----------
          TEXTILES & APPAREL
            (CONTINUED)
B+/B3     West Point Stevens
            Inc., 9.375%,
            12/15/2005..........     250,000    $   243,125
                                                -----------
                                                  1,091,875
                                                -----------
          UTILITIES -- 0.7%
A+/Aa3    Consolidated Edison
            Co., New York, Inc.,
            7.50%, 6/15/2023....     250,000        250,000
                                                -----------
          TOTAL CORPORATE
            OBLIGATIONS
            (IDENTIFIED COST
            $13,402,145)........                 13,551,486
                                                -----------
          GOVERNMENT
            OBLIGATIONS -- 44.2%
          ARGENTINA
            GOVERNMENT -- 0.9%
NR/NR     Argentine Note,
            5.00%, 3/31/2023#...     715,000        340,519
                                                -----------
          AUSTRALIA
            GOVERNMENT -- 0.9%
NR/NR     Australia Government
            Bond,
            12.00%,
            11/15/2001..........     370,000(A)     328,730
                                                -----------
          BELGIAN
            GOVERNMENT -- 0.7%
NR/Aa1    Belgium (Kingdom of),
            8.25%, 2/14/2000....     250,000(B)     266,875
                                                -----------
          CANADA
            GOVERNMENT -- 0.9%
NR/Aa1    Canada Government,
            7.75%, 9/01/1999....     195,000(C)     147,045
NR/Aa1    Canada Government,
            7.25%, 6/01/2003....     245,000(C)     177,283
                                                -----------
                                                    324,328
                                                -----------
          DENMARK
            (KINGDOM OF) -- 2.0%
NR/Aaa    Denmark (Kingdom of),
            8.00%, 11/15/2001...   2,015,000(D)     372,696
NR/Aaa    Denmark (Kingdom of),
            9.00%, 11/15/2000...   1,920,000(D)     372,135
                                                -----------
                                                    744,831
                                                -----------
          FRANCE
            GOVERNMENT -- 3.3%
NR/Aaa    France O.A.T.,
            9.50%, 1/25/2001....   3,350,000(E)     757,243

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC INCOME FUND++
Portfolio of Investments (unaudited) (continued) -- September 30, 1995

 CREDIT                                           MARKET
RATING*                          PRINCIPAL         VALUE
--------                        -----------     -----------
          GOVERNMENT
            OBLIGATIONS
            (CONTINUED)
          FRANCE (CONTINUED)
NR/Aaa    France O.A.T.,
            6.75%, 10/25/2003...   2,550,000(E) $   499,624
                                                -----------
                                                  1,256,867
                                                -----------
          GERMANY
            GOVERNMENT -- 4.7%
NR/Aaa    Deutschland Republic,
            8.00%, 7/22/2002....     420,000(F)     320,932
NR/NR     Deutsche Bundesbahn,
            6.00%, 8/03/1998....   1,200,000(F)     864,250
NR/NR     Deutsche Bundesbahn,
            6.125%,
            10/28/2003..........     175,000(F)     118,105
AAA/NR    Treuhandansalt GRM,
            6.25%, 3/04/2004....     675,000(F)     462,284
                                                -----------
                                                  1,765,571
                                                -----------
          ITALY
            GOVERNMENT -- 1.0%
AA3/NR    Buoni Poliennali del
            Tes, 8.50%,
            1/01/1999........... 625,000,000(G)     360,941
                                                -----------
          NETHERLANDS
            GOVERNMENT -- 1.7%
NR/NR     Netherlands
            Government,
            7.00%, 2/15/2003....     500,000(H)     325,562
NR/NR     Netherlands
            Government,
            9.00%, 1/15/2001....     450,000(H)     320,965
                                                -----------
                                                    646,527
                                                -----------
          SPAIN
            GOVERNMENT -- 1.0%
NR/NR     Spanish Bond,
            12.25%, 3/25/2000...  44,000,000(I)     377,092
                                                -----------
          UNITED KINGDOM
            GOVERNMENT -- 1.2%
NR/Aaa    Treasury Bond,
            6.75%, 11/26/2004...     300,000(J)     431,226
                                                -----------
          UNITED STATES
            GOVERNMENT -- 25.9%
AAA/Aaa   Student Loan Marketing
            Assoc.,
            5.95%, 12/20/1996...   1,000,000        999,146
AAA/Aaa   Student Loan Marketing
            Assoc.,
            6.09%, 1/21/1998....     200,000        200,275
AAA/Aaa   Tennessee Valley
            Authority,
            7.75%, 12/15/2022...     250,000        255,113

 CREDIT                                           MARKET
RATING*                          PRINCIPAL         VALUE
--------                        -----------     -----------
          UNITED STATES
            (CONTINUED)
AAA/Aaa   U.S. Treasury Note,
            5.875%, 7/31/1997...   8,250,000    $ 8,250,000
                                                -----------
                                                  9,704,534
                                                -----------
          TOTAL GOVERNMENT
            OBLIGATIONS
            (IDENTIFIED COST
            $16,308,161)........                 16,548,041
                                                -----------
          EQUITIES -- 1.5%
          COMMON STOCK -- 0.1%
          RETAIL -- 0.1%
NR/NR     Grand Union Co........       4,419         57,447
                                                -----------
          PREFERRED
            STOCK -- 1.4%
          PUBLISHING &
            PRINTING -- 1.4%
B/B2      K-III Communications
            Corp., 2.875%,
            Exchangeable........      20,000        530,000
                                                -----------
          TOTAL EQUITIES
            (IDENTIFIED COST
            $777,450)...........                    587,447
                                                -----------
          TOTAL INVESTMENTS
            EXCLUDING SHORT-TERM
            (IDENTIFIED COST
            $30,487,756)........                 30,686,974
                                                -----------
          SHORT-TERM
            INVESTMENTS -- 3.7%
NR/NR     Chase Manhattan Time
            Deposit,
            5.625%, due
            10/02/95............   1,380,000      1,380,000
                                                -----------
          TOTAL SHORT-TERM
            INVESTMENTS
            (IDENTIFIED COST
            $1,380,000).........                  1,380,000
                                                -----------
          TOTAL
            INVESTMENTS -- 85.6%
            (IDENTIFIED
            COST $31,867,756)+.............      32,066,974
                                                -----------
          Cash and other assets,
            net of
            liabilities -- 14.4%...               5,400,036
                                                -----------
          NET ASSETS -- 100.0%.............     $37,467,010
                                                 ==========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC INCOME FUND++
Portfolio of Investments (unaudited) (continued) -- September 30, 1995

+ The cost of securities for Federal income tax purposes is
  substantially the same.
#  Step bond
*  See page 17 for Credit Ratings.
++ See page 17 for Concentration by Country.
Principal denominated in U.S. Dollars unless indicated by the following currencies:

(A) Australia
(B) Belgium
(C) Canada
(D) Denmark
(E) France
(F) Germany
(G) Italy
(H) Netherlands
(I) Spain
(J) United Kingdom

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (unaudited) -- September 30, 1995

PRINCIPAL/                                        MARKET
  SHARES                              COST         VALUE
----------                         -----------  -----------
           CORPORATE
             OBLIGATIONS -- 0.4%
           CONSTRUCTION -- BUILDING
             MATERIALS -- 0.4%
    50,000 Gujarat Ambuja Corp.,
             Convertible
             3.50%, due
             6/30/1999............. $    54,465 $    69,500
                                    ----------- -----------
           TOTAL CORPORATE
             OBLIGATIONS...........      54,465      69,500
                                    ----------- -----------
           COMMON STOCKS -- 78.9%
           AGRICULTURE -- 0.9%
    88,000 Parmalat Finanziaria
             SPA...................      80,542      71,467
     5,100 Terra Industries,
             Inc. .................      52,581      72,675
                                    ----------- -----------
                                        133,123     144,142
                                    ----------- -----------
           AUTO RELATED -- 1.4%
    35,400 Magneti Marelli SPA.....      75,477      74,847
    21,000 Nissan Diesel Motor
             Co. ..................     131,444     151,777
                                    ----------- -----------
                                        206,921     226,624
                                    ----------- -----------
           BANKING/SAVINGS
             & LOAN -- 6.9%
    25,950 Allied Irish Banks
             plc...................     123,478     129,030
       673 Banco Espanol De
             Credito, S.A. ........       3,955       4,475
     5,000 Banco Frances del Rio de
             la Plata
             S.A. -- ADR++.........     119,283     108,125
    12,000 Bangkok Bank Company
             Ltd. .................     104,626     135,063
     1,900 Bank of Boston Corp. ...      53,433      90,487
     2,020 Banco Santander S.A.....      85,031      84,856
       310 Commerzbank AG..........      66,515      70,726
     8,000 Lloyds Bank plc.........      85,513      87,133
    18,500 National Australia Bank
             Ltd. .................     200,251     163,485
     5,000 SanwaBank Ltd. .........     100,091      94,139
     4,000 Sumitomo Trust &
             Banking...............      77,998      77,742
     1,500 Union Bank/San
             Francisco, CA Co. ....      56,141      79,500
                                    ----------- -----------
                                      1,076,315   1,124,761
                                    ----------- -----------
           BUILDING MATERIALS AND
             COMPONENTS -- 0.9%
     1,290 Cimpor Cimentos De
             Portugal S.A. ........      20,195      21,062
       950 Portland Valderrivas
             S.A...................      75,328      65,871
    10,000 Williams Holdings plc...      54,605      52,091
                                    ----------- -----------
                                        150,128     139,024
                                    ----------- -----------
           BREWERY -- 0.3%
     1,040 Carlsberg AS -- B.......      50,234      51,145
                                    ----------- -----------

                                                  MARKET
  SHARES                              COST         VALUE
----------                         -----------  -----------
           BUSINESS
             EQUIPMENT -- 0.8%
     7,000 Canon Inc. ............. $   114,257 $   125,418
                                    ----------- -----------
           CHEMICALS -- 3.6%
     7,000 BOC Group plc...........      78,987      88,285
     1,400 Cabot Corp. ............      56,377      74,375
     1,300 Cytec Industries,
             Inc.*.................      51,808      75,237
       305 L'Air Liquide...........      38,992      48,651
     2,200 Lyondell Petrochemical
             Corp. ................      55,819      56,925
     7,000 Mitsui Toatsu Chemicals
             Co. ..................      26,071      22,654
     3,145 Norsk Hydro AS..........     138,029     135,227
     4,600 Sterling Chemicals,
             Inc.*.................      52,601      37,950
     2,000 Wellman, Inc. ..........      54,665      49,000
                                    ----------- -----------
                                        553,349     588,304
                                    ----------- -----------
           COMMERCIAL
             SERVICES -- 0.8%
     2,000 Measurex Corp. .........      64,896      68,500
     1,800 Robert Half
             International,
             Inc.*.................      36,116      61,425
                                    ----------- -----------
                                        101,012     129,925
                                    ----------- -----------
           COMPUTER
             EQUIPMENT -- 2.6%
     1,800 Adaptec, Inc.*..........      59,060      74,250
     1,100 Dell Computer Corp.*....      28,897      93,500
     1,100 Komag, Inc.*............      79,747      71,912
     2,800 Read-Rite Corp.*........      47,114     102,200
     2,100 Seagate Technology,
             Inc.*.................      48,860      88,462
                                    ----------- -----------
                                        263,678     430,324
                                    ----------- -----------
           COMPUTER
             SOFTWARE -- 1.5%
     2,530 CAP Gemini Sogeti*......      89,098      71,036
     1,700 McAfee Associates,
             Inc.*.................      87,838      87,550
     1,400 Sun Microsystems,
             Inc.*.................      45,326      88,200
                                    ----------- -----------
                                        222,262     246,786
                                    ----------- -----------
           CONGLOMERATE -- 0.4%
   202,500 Mondragon
             International.........      54,039      70,096
                                    ----------- -----------
           CONSTRUCTION -- 0.4%
     9,000 Keppel Corporation
             Ltd. .................      76,620      72,203
                                    ----------- -----------
           CONSUMER NON-
             DURABLES -- 0.5%
       700 Nike, Inc. Cl. "B"......      43,267      77,787
                                    ----------- -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (unaudited) (continued) -- September 30, 1995

                                                  MARKET
  SHARES                              COST         VALUE
----------                         -----------  -----------
           COMMON STOCKS
             (CONTINUED)
           ELECTRICAL AND
             ELECTRONICS -- 9.5%
     1,950 Alliance Semiconductor
             Corp.*................ $    54,600 $    77,512
     1,100 Altera Corp.*...........      75,416      68,612
     3,000 Atmel Corp.*............      38,125     101,250
     1,400 Avnet, Inc. ............      77,669      72,275
     2,000 Burr-Brown Corp. .......      80,708      74,500
     2,100 Cypress Semiconductor
             Corp.*................      41,355      81,112
    22,000 General Electric plc....      98,958     110,258
     2,600 Integrated Device
             Technology, Inc.*.....      77,347      65,000
     1,400 KLA Instruments
             Corp.*................      62,825     112,350
     2,000 Lattice Semiconductor
             Corp.*................      76,701      81,250
       900 Novellus Systems,
             Inc.*.................      29,588      62,775
     5,000 Omron Corp..............      84,557     116,408
     1,000 Secom*..................      64,299      66,808
     1,800 Silicon Valley Group,
             Inc.*.................      79,667      69,525
     2,000 TDK Corp. ..............      90,856     103,249
     3,200 Teradyne, Inc.*.........      47,297     115,200
     1,900 Varian Associates,
             Inc. .................      80,606      85,265
     1,800 Xilinx, Inc.*...........      70,836      86,625
                                    ----------- -----------
                                      1,231,410   1,549,974
                                    ----------- -----------
           ENGINEERING AND
             CONSTRUCTION -- 0.9%
     1,900 Empresas ICA Sociedad
            Controlador -- ADR++...      50,494      21,850
     7,000 Maeda Road Construction
             Corp. ................     136,312     131,086
                                    ----------- -----------
                                        186,806     152,936
                                    ----------- -----------
           ENTERTAINMENT -- 1.0%
     1,900 Grand Casinos, Inc.*....      60,409      77,187
    12,000 Rank Organisation plc...      81,557      80,503
                                    ----------- -----------
                                        141,966     157,690
                                    ----------- -----------
           FINANCIAL
             SERVICES -- 3.9%
     3,100 Ahmanson (H.F.) &
             Co. ..................      67,320      78,663
     2,900 Bear Stearns Companies,
             Inc. .................      60,511      62,350
     1,650 Cie Parisienne De
             Reescompte............     124,312     110,783
     1,400 First USA, Inc. ........      63,389      75,950
    10,800 Instituto Mobiliare
             Italiano SPA..........      72,452      64,754
     2,800 Lehman Brothers Holding,
             Inc. .................      57,918      64,750
     6,000 Nomura Securities Co.
             Ltd. .................     113,295     117,826

                                                  MARKET
  SHARES                              COST         VALUE
----------                         -----------  -----------
           FINANCIAL SERVICES
             (CONTINUED)
     3,400 Paine Webber Group,
             Inc. ................. $    66,079 $    67,150
                                    ----------- -----------
                                        625,276     642,226
                                    ----------- -----------
           FOOD & HOUSEHOLD
             PRODUCTS -- 1.1%
     1,500 IBP, Inc. ..............      49,590      80,062
        98 Nestle
             SA -- Registered......      90,880     101,032
                                    ----------- -----------
                                        140,470     181,094
                                    ----------- -----------
           FOREST PRODUCTS &
             PAPER -- 5.0%
     1,900 Boise Cascade Corp. ....      52,993      76,712
     1,700 Bowater, Inc. ..........      51,527      79,262
     1,100 Consolidated Papers,
             Inc...................      58,512      61,463
     1,700 Federal Paper Board,
             Inc. .................      50,815      65,237
     3,000 Glatfelter (P.H.) &
             Co. ..................      69,180      67,500
     2,700 Grupo Industrial
             Durango, S.A.
             -- ADS*#..............      50,099      24,300
     2,200 James River Corp. of
             Virginia..............      51,351      70,400
     3,200 Longview Fibre Co. .....      56,377      48,800
     1,100 Mead Corp. .............      58,091      64,487
     1,700 Rayonier, Inc. .........      55,327      66,513
     1,000 Union Camp Corp.........      50,560      57,625
     1,300 Westvaco Corp...........      46,716      59,313
     1,000 Willamette Industries,
             Inc...................      52,625      66,750
                                    ----------- -----------
                                        704,173     808,362
                                    -----------  ----------
           HEALTH CARE -- 0.7%
       800 Becton Dickinson Co.*...      36,948      50,300
     1,600 Healthcare Compare
             Corp.*................      50,396      62,000
                                   -----------  -----------
                                        87,344      112,300
                                   -----------  -----------
           HOLDING COMPANIES,
             DIVERSIFIED -- 1.4%
    15,000 Benpress Holdings
             Corp..................     111,250      91,950
    19,000 BTR plc.................     102,678      97,922
     1,240 Italmobiliare SPA.......      40,133      21,874
    10,000 Renong Berhad...........      15,888      17,366
                                    ----------- -----------
                                        269,949     229,112
                                    ----------- -----------
           INSURANCE -- 2.9%
     2,000 American Bankers
             Insurance Group,
             Inc. .................      57,750      74,500
     2,400 American Finance Group,
             Inc. .................      63,502      72,000
       900 American National
             Insurance Co. ........      57,543      52,425

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (unaudited) (continued) -- September 30, 1995

                                                  MARKET
  SHARES                              COST         VALUE
----------                         -----------  -----------
           COMMON STOCKS
             (CONTINUED)
           INSURANCE (CONTINUED)
     3,500 Assurances Generales de
             France................ $   114,955 $    95,778
     1,800 AXA Co. ................      90,572      95,109
     3,300 Penncorp Financial
             Group, Inc. ..........      76,098      78,788
                                    ----------- -----------
                                        460,420     468,600
                                    ----------- -----------
           INVESTMENT
             COMPANIES -- 1.3%
    15,000 Korea-Europe Fund
             Ltd. .................     110,625     123,750
     8,000 ROC Taiwan Fund.........      85,940      85,000
                                    ----------- -----------
                                        196,565     208,750
                                    ----------- -----------
           MANUFACTURING -- 2.8%
     2,500 FSI Industries,
             Inc.* ................      67,668      83,125
     1,600 Kulicke & Soffa Ind. ...      63,008      58,400
       340 Mannesmann AG...........     111,531     111,637
     7,000 Mori Seiki Co. .........     150,381     139,589
     1,650 Parker-Hannifin
             Corp. ................      51,629      62,700
                                    ----------- -----------
                                        444,217     455,451
                                    ----------- -----------
           MEDICAL SUPPLIES -- 1.1%
     3,073 Boston Scientific
             Corp.*................      51,964     130,987
     2,100 Lincare Holdings,
             Inc.*.................      52,905      54,075
                                    ----------- -----------
                                        104,869     185,062
                                    ----------- -----------
           MEDIA -- 0.4%
     4,690 Filmes Lusomundo Co.....      58,780      57,769
                                    ----------- -----------
           METALS --
             DIVERSIFIED -- 3.4%
     2,900 Allegheny Ludlum
             Corp. ................      60,517      59,087
     1,900 Asarco, Inc.............      54,764      59,850
     2,000 Cyprus Amax Minerals
             Co....................      58,495      56,250
     2,000 Kennametal, Inc.........      49,728      72,500
     2,800 Madeco, S.A. -- ADR++...      69,056      65,800
    23,000 Mitsubishi Materials
             Corp. ................     109,220     113,382
     1,000 Reynolds Metals Co. ....      52,310      57,750
     3,400 Stone Container
             Corp.*................      73,329      64,600
                                    ----------- -----------
                                        527,419     549,219
                                    ----------- -----------
           MISCELLANEOUS -- 1.2%
     5,500 Debica Depositary
             Receipt Pln "A".......      70,950      79,169
        16 Roche Holding AG........      98,580     113,778
                                    ----------- -----------
                                        169,530     192,947
                                    ----------- -----------

                                                  MARKET
  SHARES                              COST         VALUE
----------                         -----------  -----------
           OIL/GAS-
             EXPLORATION -- 2.2%
    15,000 British Petroleum plc... $    93,195 $   112,468
     3,000 Oneok, Inc. ............      65,151      69,750
     2,200 Sonat Offshore Drilling,
             Inc. .................      62,557      71,775
     3,200 Valero Energy Corp. ....      65,286      76,800
     1,600 YPF Sociedad Anonima --
             ADR++.................      30,491      28,800
                                    ----------- -----------
                                        316,680     359,593
                                    ----------- -----------
           PACKAGING &
             CONTAINER -- 0.4%
     1,700 Chesapeake Corp.........      53,827      61,412
                                    ----------- -----------
           PHARMACEUTICALS -- 2.2%
     2,835 Bergen Brunswig Corp.
             Cl. "A"...............      48,424      60,598
     7,000 Glaxo Wellcome plc......      83,787      84,750
     2,000 Watson Pharmaceutical,
             Inc. .................      84,748      82,000
     6,000 Yamanouchi
             Pharmaceutical........     135,479     129,973
                                    ----------- -----------
                                        352,438     357,321
                                    ----------- -----------
           PUBLISHING &
             PRINT -- 0.7%
     1,790 Elsevier NV.............      16,370      23,029
       635 Vnu -- Ver Ned Uitgev
             Ver Bezit.............      75,524      84,486
                                    ----------- -----------
                                         91,894     107,515
                                    ----------- -----------
           REAL ESTATE -- 2.7%
    15,000 Cheung Kong Holdings....      82,037      81,921
    20,000 Singapore Land Ltd......     129,033     116,115
    24,000 Sotogrande S.A.*........      76,353      56,248
    16,000 Sun Hung Kai Properties
             Ltd. .................      99,872     129,867
     3,450 Vallehermoso S.A........      60,871      60,993
                                    ----------- -----------
                                        448,166     445,144
                                    ----------- -----------
           RETAIL -- 3.2%
    20,000 Argyll Group plc........      94,660     106,075
    80,000 Cifra S.A. de
             C.V. -- ADR++.........     128,400      99,792
     1,900 COMPUSA, Inc.* .........      61,389      81,700
    15,000 Itochu Corp. ...........     104,294      92,772
    10,000 Kingfisher plc..........      79,470      79,556
     2,800 Vons Companies, Inc.*...      51,181      66,500
                                    ----------- -----------
                                        519,394     526,395
                                    ----------- -----------
           STEEL -- 0.4%
     3,000 J & L Specialty Steel,
             Inc. .................      77,805      63,000
                                    ----------- -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (unaudited) (continued) -- September 30, 1995

                                                  MARKET
  SHARES                              COST         VALUE
----------                         -----------  -----------
           COMMON STOCKS
             (CONTINUED)
           TELE-
             COMMUNICATIONS -- 6.0%
     1,170 Alcatel Alsthom Develops
             Co. .................. $   107,452 $    98,575
    19,000 Cable & Wireless plc....     117,120     125,064
        15 Nippon Telegraph &
             Telecommunications
             Corp. ................     125,811     129,517
    45,000 PT Indonesian
             Satellite.............     165,359     157,023
     2,240 Tele Danmark A/S -- Cl.
             "B"...................     127,255     116,032
    25,000 Telecom Corporation of
             New Zealand...........      79,197      97,593
    32,000 Telecom Italia Mobile
             SPA...................      38,178      65,779
    59,600 Telecom Italia Mobile
             SPA -- Drnc. Risp. ...      58,100      53,373
     1,400 Telefonos De Mexico
             S.A., Cl.
             "L" -- ADR++..........      85,948      44,450
     1,000 U.S. Robotics Corp.*....      70,363      85,250
                                    ----------- -----------
                                        974,783     972,656
                                    ----------- -----------
           TEXTILES AND
             APPAREL -- 0.4%
    12,000 Teijin Limited..........      68,263      57,698
                                    ----------- -----------
           TRANSPORTATION -- 0.5%
    10,000 Swire Pacific Ltd. Cl.
             "A"...................      81,454      79,226
                                    ----------- -----------
           UTILITIES -- 1.9%
    19,000 British Gas plc.........      84,092      79,627
    35,000 Consolidates Electric
             Power Asia Ltd. ......      76,675      70,172
     2,200 Pacific Enterprises.....      56,233      55,275
     2,400 Rochester Gas &
             Electric Corp.........      51,746      56,700
    10,250 Union Electrica Fenusa
             S.A. .................      43,584      49,623
                                    ----------- -----------
                                        312,330     311,397
                                    ----------- -----------

PRINCIPAL/                                        MARKET
  SHARES                              COST         VALUE
----------                         -----------  -----------
           WINE & SPIRITS -- 0.7%
    15,500 Grand Metropolitan
             plc................... $   101,898 $   108,877
                                    ----------- -----------
           TOTAL COMMON STOCKS.....  11,793,331  12,828,265
                                    ----------- -----------
           WARRANTS -- 0.0%
           HOLDING COMPANIES,
             DIVERSIFIED -- 0.0%
       400 Metallgesellschaft AG,
             10/31/95*.............       3,856          52
                                    ----------- -----------
           TOTAL WARRANTS..........       3,856          52
                                    ----------- -----------
           TOTAL EXCLUDING SHORT-
             TERM INVESTMENTS......  11,851,652  12,897,817
                                    ----------- -----------
           SHORT-TERM
             INVESTMENTS -- 10.9%
 1,780,000 Chase Manhattan Time
             Deposit, 5.625%, due
             10/02/1995............   1,780,000   1,780,000
                                    ----------- -----------
           TOTAL SHORT-TERM
             INVESTMENTS...........   1,780,000   1,780,000
                                    ----------- -----------
           TOTAL
             INVESTMENTS -- 90.2%.. $13,631,652+  14,677,817
                                    ===========
           Cash and other assets,
             net of
             liabilities -- 9.8%...               1,587,507
                                                -----------
           NET ASSETS -- 100.0%....             $16,265,324
                                                ===========

 *  Non-Income Producing Securities
 + The cost of securities for Federal income tax purposes is substantially the same.
++  American Depository Receipt.
 #  American Depository Shares.
**  See pg. 17 for Concentration by Country.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC SMALL CAP FUND
Portfolio of Investments (unaudited) -- September 30, 1995

                                                  MARKET
SHARES                                COST         VALUE
-------                            -----------  -----------
        COMMON STOCKS -- 81.2%
        AUTO RELATED -- 1.4%
 21,200 Republic Automotive Parts,
          Inc.* .................. $   306,391  $   306,075
                                   -----------  -----------
        CHEMICALS -- 5.2%
 30,000 Synalloy Corp. ...........     399,926      686,250
 32,500 Carbide/Graphite Group,
          Inc. (The)* ............     518,337      459,063
                                   -----------  -----------
                                       918,263    1,145,313
                                   -----------  -----------
        COMMERCIAL
          SERVICES -- 14.6%
 65,000 Childrens Comprehensive
          Services, Inc.* ........     165,712      223,437
 20,000 Greenwich Air Services,
          Inc.* ..................     349,166      410,000
 23,300 Norrell Corp. ............     455,350      757,250
 26,000 PMT Services, Inc.* ......     337,624      627,250
 28,800 Regis Corp.*..............     517,666      619,200
 18,000 Right Management
          Consultants, Co.*.......     376,288      612,000
                                   -----------  -----------
                                     2,201,806    3,249,137
                                   -----------  -----------
        COMPUTER
          EQUIPMENT -- 3.6%
 10,000 Cybex Computer Products
          Corp. ..................     245,000      250,000
 37,000 Vmark Software, Inc. .....     592,375      559,625
                                   -----------  -----------
                                       837,375      809,625
                                   -----------  -----------
        ELECTRICAL &
          ELECTRONICS -- 12.7%
 23,000 Alpha Industries,
          Inc.* ..................     389,812      411,125
 30,200 Aseco Corp.* .............     260,724      513,400
 47,000 B.I., Inc. ...............     323,391      334,875
 40,000 CEM Corp.* ...............     522,287      545,000
 33,000 Checkmate Electronics,
          Inc.* ..................     315,875      507,375
 19,000 ITI Technologies,
          Inc.* ..................     456,000      515,375
                                   -----------  -----------
                                     2,268,089    2,827,150
                                   -----------  -----------
        ENTERTAINMENT -- 2.4%
 20,600 Speedway Motorsports,
          Inc.* ..................     388,018      535,600
                                   -----------  -----------
        FINANCIAL SERVICES -- 3.2%
 38,950 Sirrom Capital Corp. .....     467,856      705,969
                                   -----------  -----------
        FURNITURE/HOME
          APPLIANCE -- 2.3%
 28,800 Aaron Rents, Inc. Cl
          "B".....................     382,916      511,200
                                   -----------  -----------

                                                  MARKET
SHARES                                COST         VALUE
-------                            -----------  -----------
        HEALTH CARE -- 2.3%
 42,800 Advocat, Inc.* ........... $   519,463  $   508,250
                                   -----------  -----------
        INSURANCE -- 5.6%
 25,000 Poe & Brown, Inc. ........     607,500      612,500
 16,500 Vesta Insurance Group,
          Inc. ...................     527,604      639,375
                                   -----------  -----------
                                     1,135,104    1,251,875
                                   -----------  -----------
        LODGING -- 1.4%
 30,000 Prime Hospitality
          Corp.* .................     294,252      307,500
                                   -----------  -----------
        MANUFACTURING -- 7.3%
 11,500 Computational Systems,
          Inc.                         143,750      186,875
 45,000 Cavalier Homes, Inc. .....     436,400      742,500
 17,850 Roper Industries, Inc. ...     613,950      691,688
                                   -----------  -----------
                                     1,194,100    1,621,063
                                   -----------  -----------
        MEDICAL SUPPLIES -- 7.3%
 17,000 American Homepatient,
          Inc.*...................     325,850      433,500
 20,000 Hologic, Inc.* ...........     328,750      460,000
 19,500 Renal Treatment Centers,
          Inc.* ..................     453,664      721,500
                                   -----------  -----------
                                     1,108,264    1,615,000
                                   -----------  -----------
        METALS --
          DIVERSIFIED -- 2.7%
 16,000 Wolverine Tube, Inc.* ....     447,042      606,000
                                   -----------  -----------
        PERSONAL CARE -- 1.7%
 26,800 Inbrand Corp.* ...........     371,175      375,200
                                   -----------  -----------
        PUBLISHING & PRINT -- 2.5%
 21,900 Thomas Nelson, Inc. ......     398,409      552,975
                                   -----------  -----------
        RESTAURANT -- 3.5%
 23,950 Daka International,
          Inc.* ..................     451,210      784,362
                                   -----------  -----------
        RETAIL -- 1.5%
 20,000 Rexall Sundown, Inc.* ....     263,120      337,500
                                   -----------  -----------

        TOTAL
          INVESTMENTS -- 81.2%.... $13,952,853+  18,049,794
                                    ==========

        Cash and other assets, net
          of
          liabilities -- 18.8%....                4,186,170
                                                -----------

        NET ASSETS -- 100.0%......              $22,235,964
                                                 ==========

* Non-Income Producing Securities
+ The cost of securities for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC APPRECIATION FUND
Portfolio of Investments (unaudited) -- September 30, 1995

SHARES/
PRINCIPAL                                          MARKET
AMOUNT                                COST          VALUE
-------                            -----------   -----------
          COMMON STOCKS -- 92.0%
          AGRICULTURE -- 0.4%
  6,400   Terra Industries,
            Inc. ................. $    65,984   $    91,200
                                   -----------   -----------
          AUTO RELATED -- 2.4%
  9,000   Custom Chrome, Inc.*....     180,540       203,625
  5,000   Daimler Benz
            AG -- ADR++...........     246,275       248,125
 10,500   Republic Automotive
            Parts, Inc.*..........     162,000       151,594
                                   -----------   -----------
                                       588,815       603,344
                                   -----------   -----------
          BANKING/SAVINGS &
            LOAN -- 8.2%
  1,900   Astoria Financial
            Corp. ................      60,677        80,988
  3,000   Banco Bilbao Vizcaya --
            ADR++.................      67,417        93,000
  2,400   Bank of Boston Corp. ...      65,544       114,300
  9,200   First Bell Bancorp,
            Inc.*.................     112,590       119,600
  6,500   First Mutual Bancorp,
            Inc. .................      83,076        82,875
  5,900   Frankfort First Bancorp,
            Inc. .................      74,004        75,225
 14,600   F.S.F. Financial
            Corp. ................     187,975       191,625
 13,000   Glendale Federal Bank
            FSB*..................     126,030       214,500
  5,500   Greenpoint Financial
            Corp..................     132,055       151,937
  1,450   HSBC Holdings plc --
            ADR++.................     156,056       201,609
  7,400   IBS Financial Corp. ....      69,819       125,800
  6,000   Industrial Bancorp,
            Inc.*.................      75,042        77,250
 13,400   Instituto Mobiliare
            Italiano -- ADR++.....     251,891       244,550
  3,400   MLF Bancorp, Inc........      47,804        78,625
  6,200   Peoples Heritage
            Financial Group,
            Inc...................      80,735       113,150
  1,900   Union Bank/San
            Francisco, CA Co. ....      71,109       100,700
                                   -----------   -----------
                                     1,661,824     2,065,734
                                   -----------   -----------
          CHEMICALS -- 3.4%
  1,800   Cabot Corp. ............      72,484        95,625
 12,600   Carbide/Graphite Group,
            Inc. (The)*...........     212,840       177,975
  1,600   Cytec Industries,
            Inc.*.................      63,763        92,600
  2,400   Lyondell Petrochemical
            Corp. ................      61,519        62,100
  8,600   Sterling Chemicals,
            Inc.*.................     100,379        70,950
 12,000   Synalloy Corp. .........     144,425       274,500
  3,200   Wellman, Inc. ..........      86,585        78,400
                                   -----------   -----------
                                       741,995       852,150
                                   -----------   -----------

SHARES/
PRINCIPAL                                          MARKET
AMOUNT                                COST          VALUE
-------                            -----------   -----------
          COMMERCIAL
            SERVICES -- 5.9%
 19,800   Children's Comprehensive
            Services, Inc.*....... $    54,598   $    68,062
 10,000   Greenwich Air Services,
            Inc.*.................     174,583       205,000
 10,000   Norrell Corp. ..........     195,000       325,000
 10,000   PMT Services, Inc.*.....     141,250       241,250
 11,900   Regis Corp. ............     181,838       255,850
  8,100   Right Management
            Consultants Inc.*.....     169,263       275,400
  3,400   Robert Half
            International,
            Inc.*.................      74,781       116,025
                                   -----------   -----------
                                       991,313     1,486,587
                                   -----------   -----------
          COMPUTER
            EQUIPMENT -- 3.2%
  2,500   Adaptec, Inc.*..........      82,028       103,125
  1,500   Dell Computer Corp.*....      48,463       127,500
  1,500   Komag, Inc.*............     108,746        98,062
  3,600   Read-Rite Corp.*........      60,757       131,400
  2,600   Seagate Technology,
            Inc.*.................      59,397       109,525
 15,000   VMark Software, Inc. ...     281,875       226,875
                                   -----------   -----------
                                       641,266       796,487
                                   -----------   -----------
          COMPUTER
            SOFTWARE -- 0.9%
  2,300   McAfee Associates,
            Inc.*.................     118,591       118,450
  1,700   Sun Microsystems,
            Inc.*.................      57,963       107,100
                                   -----------   -----------
                                       176,554       225,550
                                   -----------   -----------
          CONSUMER
            NON-DURABLE -- 1.7%
    800   Nike, Inc. Cl "B".......      53,948        88,900
  5,200   Reebok International,
            Ltd. .................     182,312       178,750
 14,000   Stride Rite Corp. ......     170,252       159,250
                                   -----------   -----------
                                       406,512       426,900
                                   -----------   -----------
          ELECTRICAL &
            ELECTRONICS -- 12.4%
  2,550   Alliance Semiconductor
            Corp.*................      64,707       101,362
  7,000   Alpha Industries,
            Inc.*.................     127,435       125,125
  1,600   Altera Corp.*...........     109,696        99,800
 13,000   Aseco Corp.*............     105,500       221,000
  3,600   Atmel Corp.*............      53,713       121,500
  1,800   Avnet, Inc. ............      99,860        92,925
 20,000   B.I., Inc.*.............     143,153       142,500
  1,600   BBC Brown Boveri,
            Ltd. -- ADR++*........     131,896       186,450
 16,000   CEM Corp.*..............     210,390       218,000
 13,100   Checkmate Electronics,
            Inc.*.................     118,638       201,412

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC APPRECIATION FUND
Portfolio of Investments (unaudited) (continued) -- September 30, 1995

SHARES/
PRINCIPAL                                          MARKET
AMOUNT                                COST          VALUE
-------                            -----------   -----------
          COMMON STOCKS
            (CONTINUED)
          ELECTRICAL & ELECTRONICS
            (CONTINUED)
  2,700   Cypress Semiconductor
            Corp.*................ $    50,836   $   104,287
  3,300   Hitachi, Ltd.*..........     340,653       363,413
  3,400   Integrated Device
            Technology, Inc.*.....     101,146        85,000
  8,000   ITI Technologies,
            Inc.*.................     193,428       217,000
  1,300   KLA Instruments
            Corp.*................      55,875       104,325
  1,600   Lam Research Corp.*.....      62,600        95,600
  2,700   Lattice Semiconductor
            Corp.*................     103,424       109,688
  1,200   Novellus Systems,
            Inc.*.................      48,500        84,000
  2,300   Silicon Valley Group,
            Inc.*.................     101,815        88,838
  3,800   Teradyne, Inc.*.........      60,351       136,800
  2,700   Wyle Electronics........     114,546       121,162
  2,400   Xilinx, Inc.*...........      94,448       115,500
                                   -----------   -----------
                                     2,492,610     3,135,687
                                   -----------   -----------
          ENTERTAINMENT -- 1.2%
  2,600   Grand Casinos, Inc.*....      82,665       105,625
  8,000   Speedway Motorsports,
            Inc.*.................     144,480       208,000
                                   -----------   -----------
                                       227,145       313,625
                                   -----------   -----------
          FINANCIAL
            SERVICES -- 5.0%
  4,400   Ahmanson (H.F.) &
            Co. ..................      95,552       111,650
  3,900   Bear Stearns Cos.,
            Inc. .................      81,377        83,850
  2,400   J.P. Morgan & Co........     146,444       185,700
  3,800   Lehman Brothers Holding,
            Inc. .................      78,603        87,875
  4,900   Paine Webber Group,
            Inc. .................      95,232        96,775
  2,600   Quick & Reilly Group,
            Inc. .................      97,357       119,275
 15,250   Sirrom Capital Corp. ...     177,750       276,406
  3,800   Student Loan Marketing
            Association...........     137,053       205,200
  5,400   Westerfed Financial
            Corp. ................      73,224        89,775
                                   -----------   -----------
                                       982,592     1,256,506
                                   -----------   -----------
          FOOD & HOUSEHOLD
             PRODUCTS -- 1.4%
  1,700   IBP, Inc. ..............      56,702        90,738
  5,200   Nestle S.A. -- ADR++*...     233,477       267,681
                                   -----------   -----------
                                       290,179       358,419
                                   -----------   -----------
          FOREST PRODUCTS &
            PAPER -- 4.2%
  2,300   Boise Cascade Corp. ....      64,149        92,863
  2,100   Bowater, Inc. ..........      63,651        97,913
  1,400   Consolidated Papers,
            Inc. .................      74,470        78,225

SHARES/
PRINCIPAL                                          MARKET
AMOUNT                                COST          VALUE
-------                            -----------   -----------
          FOREST PRODUCTS & PAPER
            (CONTINUED)
  2,100   Federal Paper Board,
            Inc. ................. $    62,771   $    80,587
  3,900   Glatfelter (P.H.)
            Co. ..................      67,917        87,750
  2,800   James River Corp. of
            Virginia..............      65,356        89,600
  5,900   Longview Fibre Co. .....     103,835        89,975
  1,300   Mead Corp. .............      68,653        76,212
  2,200   Rayonier, Inc. .........      71,600        86,075
  1,300   Union Camp Corp. .......      65,728        74,913
  2,300   Westvaco Corp. .........      90,288       104,937
  1,600   Willamette Industries,
            Inc. .................      83,150       106,800
                                   -----------   -----------
                                       881,568     1,065,850
                                   -----------   -----------
          FURNITURE/HOME
            APPLIANCE -- 0.8%
 12,000   Aaron Rents, Inc. Cl.
            "B"...................     155,858       213,000
                                   -----------   -----------
          HEALTH CARE -- 1.5%
 15,000   Advocat, Inc.*..........     193,906       178,125
  1,200   Becton Dickinson &
            Co.*..................      56,622        75,450
  3,400   Healthcare Compare
            Corp.*................     101,947       131,750
                                   -----------   -----------
                                       352,475       385,325
                                   -----------   -----------
          HOLDING
            COMPANIES -- 1.6%
 24,400   Hanson plc -- ADR++.....     436,716       396,500
                                   -----------   -----------
          INSURANCE -- 5.4%
  2,500   American Bankers
            Insurance Group,
            Inc. .................      72,188        93,125
  3,500   American Financial
            Group, Inc. ..........      92,607       105,000
  1,700   American National
            Insurance Co. ........     106,481        99,025
  1,400   Loews Corp..............     123,409       203,700
 10,000   Poe & Brown, Inc. ......     245,000       245,000
  2,800   Safeco Corp. ...........     158,493       183,750
  4,100   Lincoln National
            Corp. ................     148,982       193,212
  6,500   Vesta Insurance Group,
            Inc. .................     204,567       251,875
                                   -----------   -----------
                                     1,151,727     1,374,687
                                   -----------   -----------
          LODGING -- 0.7%
 17,000   Prime Hospitality
            Corp.*................     166,734       174,250
                                   -----------   -----------
          MANUFACTURING -- 5.3%
 17,500   Cavalier Homes, Inc. ...     174,322       288,750
  3,600   FSI International,
            Inc.*.................      97,411       119,700
 23,000   Jardine Matheson
            Holdings
            Ltd. -- ADR++.........     172,690       155,250

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC APPRECIATION FUND
Portfolio of Investments (unaudited) (continued) -- September 30, 1995

SHARES/
PRINCIPAL                                          MARKET
AMOUNT                                COST          VALUE
-------                            -----------   -----------
          COMMON STOCKS
            (CONTINUED)
          MANUFACTURING
            (CONTINUED)
  2,400   Kulicke & Soffa
            Industries, Inc.*..... $    94,607   $    87,600
  1,950   Parker-Hannifin
            Corp. ................      58,528        74,100
  7,000   Roper Industries,
            Inc. .................     241,500       271,250
  3,400   Seimens AG -- ADR++.....     329,700       344,695
                                   -----------   -----------
                                     1,168,758     1,341,345
                                   -----------   -----------
          MEDICAL SUPPLIES -- 3.9%
  7,100   American Homepatient,
            Inc.*.................     133,900       181,050
  3,756   Boston Scientific
            Corp.*................      63,513       160,100
 11,000   Hologic, Inc.*..........     173,820       253,000
  3,900   Lincare Holdings,
            Inc.*.................     100,125       100,425
  7,500   Renal Treatment Centers,
            Inc.*.................     171,976       277,500
                                   -----------   -----------
                                       643,334       972,075
                                   -----------   -----------
          METALS --
            DIVERSIFIED -- 3.0%
  3,800   Allegheny Ludlum
            Corp. ................      79,298        77,425
  3,200   Asarco, Inc. ...........      96,967       100,800
  2,900   Cyprus Amax Minerals
            Co....................      81,224        81,563
  2,500   Kennametal, Inc. .......      61,839        90,625
  1,600   Reynolds Metals Co. ....      82,646        92,400
  4,500   Stone Container
            Corp.*................      96,633        85,500
  6,300   Wolverine Tube, Inc.*...     170,327       238,613
                                   -----------   -----------
                                       668,934       766,926
                                   -----------   -----------
          OIL/GAS -
            EXPLORATION -- 3.5%
  7,300   Elf Aquitane -- ADR++...     255,988       245,463
  4,300   Oneok, Inc. ............      93,342        99,975
  5,500   Repsol S.A. -- ADR++....     163,493       174,625
  3,200   Sonat Offshore Drilling,
            Inc. .................      90,992       104,400
  4,700   Valero Energy Corp. ....      95,906       112,800
  8,800   YPF Sociedad Anonima --
            ADR++.................     169,040       157,300
                                   -----------   -----------
                                       868,761       894,563
                                   -----------   -----------
          PACKAGING/
            CONTAINER -- 0.7%
  2,700   Chesapeake Corp. .......      78,612        97,537
  1,600   Temple Inland, Inc. ....      74,296        85,200
                                   -----------   -----------
                                       152,908       182,737
                                   -----------   -----------

SHARES/
PRINCIPAL                                          MARKET
AMOUNT                                COST          VALUE
-------                            -----------   -----------
          PERSONAL CARE -- 0.7%
 12,500   Inbrand Corp.*.......... $   172,720   $   175,000
                                   -----------   -----------
          PHARMACEUTICALS -- 0.7%
  3,150   Bergen Brunswig Corp.
            Cl. "A"...............      59,167        67,331
  2,700   Watson Pharmaceutical,
            Inc. .................     114,435       110,700
                                   -----------   -----------
                                       173,602       178,031
                                   -----------   -----------
          PUBLISHING &
            PRINTING -- 0.8%
  8,000   Thomas Nelson, Inc......     139,375       202,000
                                   -----------   -----------
          REAL ESTATE -- 0.3%
 25,800   Hopewell Holdings
            Ltd. -- ADR++.........     102,258        87,591
                                   -----------   -----------
          RESTAURANTS -- 1.3%
 10,000   Daka International,
            Inc.*.................     175,500       327,500
                                   -----------   -----------
          RETAIL -- 2.9%
  2,700   COMPUSA, Inc.*..........      93,477       116,100
  7,000   Maxim Group, Inc.*......      91,802        91,000
 15,000   Rexall Sundown, Inc.*...     194,688       253,125
  3,500   Vons Companies, Inc.*...      63,977        83,125
 12,600   Woolworth Corp..........     198,068       198,450
                                   -----------   -----------
                                       642,012       741,800
                                   -----------   -----------
          TELE-
            COMMUNICATIONS -- 7.8%
 18,300   Alcatel
            Alsthom -- ADR++......     344,410       311,100
 11,400   Stet-Societa Finanziaria
            Telefonica
            P.A. -- ADR++.........     341,650       346,633
 12,700   Tele Denmark AS Cl
            "B" -- ADR++..........     343,992       328,613
  9,000   Telefonica de Espana --
            ADR++.................     353,115       372,375
 12,100   Telefonos de Mexico S.A.
            Cl. "L" -- ADR++......     455,614       385,688
  2,400   Tellabs, Inc.*..........      46,854       101,100
  1,400   U.S. Robotics Corp.*....      98,509       119,350
                                   -----------   -----------
                                     1,984,144     1,964,859
                                   -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC APPRECIATION FUND
Portfolio of Investments (unaudited) (continued) -- September 30, 1995

SHARES/
PRINCIPAL                                          MARKET
AMOUNT                                COST          VALUE
-------                            -----------   -----------
          COMMON STOCKS (CONTINUED)
          UTILITIES -- 0.8%
  4,300   Pacific Enterprises..... $   108,033   $   108,037
  3,800   Rochester Gas & Electric
            Corp. ................      79,124        89,775
                                   -----------   -----------
                                       187,157       197,812
                                   -----------   -----------
          TOTAL INVESTMENTS --
            92.0%................. $19,491,330+  $23,254,040
                                    ==========

          LIABILITIES IN EXCESS OF
            OTHER
            ASSETS -- 8.0%........                 2,014,529
                                                 -----------

          NET ASSETS -- 100.0%....               $25,268,569
                                                  ==========

+ The cost of securities for federal income tax purposes is substantially the same.
*  Non-income producing securities
++ American Depository Receipts

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Concentration by Country

                                                                           INCOME FUND
                                                                             MARKET          GLOBAL EQUITY FUND
COUNTRY                                                                       VALUE             MARKET VALUE
-------                                                                    -----------       ------------------
Argentina...............................................................   $  989,944           $    136,925
Australia...............................................................      328,730                163,689
Belgium.................................................................      266,875                    164
Canada..................................................................      324,328              --
Chile...................................................................       --                     65,800
Denmark.................................................................      744,831                166,746
France..................................................................    1,256,867                517,710
Germany.................................................................    1,765,571                181,571
Great Britain...........................................................      834,927              1,212,924
Hong Kong...............................................................       --                    360,919
India...................................................................       --                     69,751
Indonesia...............................................................       --                    155,593
Ireland.................................................................       --                    129,113
Italy...................................................................      630,286                351,021
Japan...................................................................       --                  1,668,218
Korea...................................................................       --                    133,125
Malaysia................................................................       --                     17,358
Mexico..................................................................      369,375                183,575
Netherlands.............................................................      646,527                107,059
New Zealand.............................................................       --                     97,753
Norway..................................................................       --                    134,892
Philippines.............................................................       --                    170,946
Poland..................................................................       --                     76,969
Portugal................................................................       --                     78,265
Singapore...............................................................       --                    188,250
Spain...................................................................      377,092                321,127
Switzerland.............................................................       --                    213,135
Taiwan..................................................................       --                     85,000
Thailand................................................................       --                    135,044
United States...........................................................   23,531,621              7,555,175
                                                                          -----------           ------------
Total Investments.......................................................  $32,066,974           $ 14,677,817
                                                                          ===========           ============

CREDIT RATINGS (unaudited)

  MOODY'S  STANDARD & POOR'S
  -------- ------------------
    Aaa           AAA         Instrument judged to be of the highest quality
                                and carrying the smallest amount of investment
                                risk.
     Aa            AA         Instrument judged to be of high quality by all
                                standards.
     A             A          Instrument judged to be adequate by all
                                standards.
    Baa           BBB         Instrument judged to be of moderate quality by
                                all standards.
    Ba-B          BB-B        Instrument judged to have speculative elements,
                                and generally lack desirable characteristics.
   Caa-C         CCC-C        Instrument judged to be predominately speculative
                                with respect to pay interest and repay
                                principal in accordance with terms of
                                obligation.
     NR            NR         Not Rated. In the opinion of the Investment
                                Adviser, instrument judged to be of comparable
                                investment quality to rated securities which
                                may be purchased by the Fund.

          For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

ESC STRATEGIC FUNDS, INC.
Statement of Assets and Liabilities (unaudited)
September 30, 1995

                                                          ASSET                     GLOBAL
                                                        PRESERVATION   INCOME       EQUITY     SMALL CAP     APPRECIATION
                                                        ----------   ----------   ----------   ----------    ----------
ASSETS
  Investments at value (cost $11,863,426;
    $30,487,756; $11,851,652; $13,952,853;
    $19,491,330, respectively).......................  $11,970,701  $30,686,974  $12,897,817  $18,049,794   $23,254,040
  Short-term investments (cost $0; $1,380,000;
    $1,780,000; $0; $0, respectively)................            0    1,380,000    1,780,000            0             0
  Cash...............................................      625,275    2,922,777    1,384,549    3,994,932     2,407,314
  Foreign Cash (cost $0; $1,647,747; $154,688; $0;
    $0)..............................................            0    1,645,384      159,293            0             0
  Dividends and interest receivable..................      188,917      820,483       31,725        1,398        10,615
  Receivable for investments sold....................            0      309,667      312,223      154,316             0
  Receivable for fund shares sold....................        2,500        2,500            0       54,457         8,375
  Receivable from sponsor............................            0            0            0       10,621             0
  Withholding tax reclaim............................            0            0          928            0             0
  Prepaid expenses and other assets..................        6,684        2,834          991          982         1,362
  Unamortized organizational expenses (Note 2e)......       31,463       31,680       31,874       40,132        33,202
                                                        ----------   ----------   ----------   ----------    ----------
        Total Assets.................................   12,825,540   37,802,299   16,599,400   22,306,632    25,714,908
                                                        ----------   ----------   ----------   ----------    ----------
LIABILITIES
  Payable for securities purchased...................            0      252,188      240,054            0       371,101
  Payable for fund shares repurchased................            0        1,250        1,250        4,497         7,800
  Advisory fee payable (Note 3)......................            0       30,455       37,123       17,636        20,375
  Administrative services fee payable (Note 3).......            0        4,568        5,568        2,645         3,056
  Transfer agent fee payable (Note 3)................          415        1,410        1,325        2,310         1,450
  12b-1 distribution fee payable (Note 3)............        4,926       19,280       20,256       28,481        28,849
  Other accrued expenses.............................       29,629       26,138       28,500       15,099        13,708
                                                        ----------   ----------   ----------   ----------    ----------
        Total Liabilities............................       34,970      335,289      334,076       70,668       446,339
                                                        ----------   ----------   ----------   ----------    ----------
NET ASSETS...........................................  $12,790,570  $37,467,010  $16,265,324  $22,235,964   $25,268,569
                                                        ==========   ==========   ==========   ==========    ==========
Net Assets Consist of
  Capital Stock......................................  $     1,274  $     3,684  $     1,484  $     1,554   $     1,981
  Additional paid-in capital.........................   12,701,226   36,582,288   14,885,740   16,995,073    20,676,573
  Accumulated undistributed net investment income/
    (loss) on investments............................          867      148,811      (19,365)     (71,821)      (14,432)
  Accumulated undistributed realized gain/(loss) on
    investments and foreign currency.................      (20,072)     535,372      346,695    1,214,217       841,737
  Net unrealized appreciation on investments
    and foreign currency translations................      107,275      196,855    1,050,770    4,096,941     3,762,710
                                                        ----------   ----------   ----------   ----------    ----------
  NET ASSETS.........................................  $12,790,570  $37,467,010  $16,265,324  $22,235,964   $25,268,569
                                                        ==========   ==========   ==========   ==========    ==========
SHARES OF BENEFICIAL INTEREST
  Class A:
    Shares of beneficial interest outstanding........    1,274,332    3,546,906    1,156,409    1,207,314     1,818,692
                                                        ==========   ==========   ==========   ==========    ==========
    Net asset value per share outstanding............       $10.04       $10.17       $10.99       $14.32        $12.76
                                                             =====        =====        =====        =====         =====
    Maximum offering price per share (N/A;
      10.17/.955; 10.99/.955; 14.32/.955; 12.76/.955,
      respectively)..................................          N/A       $10.65       $11.51       $14.99        $13.36
                                                              ====        =====        =====        =====         =====
  Class D:
    Shares of beneficial interest outstanding........          N/A      137,245      327,330      346,567       162,415
                                                              ====       ======       ======       ======        ======

    Net asset value per share outstanding............          N/A       $10.17       $10.88       $14.26        $12.69
                                                              ====        =====        =====        =====         =====

    Maximum offering price per share (N/A;
      10.17/.985; 10.88/.985; 14.26/.985; 12.69/.985,
      respectively)*.................................          N/A       $10.32       $11.05       $14.48        $12.88
                                                              ====        =====        =====        =====         =====

* The sales load on Class D shares was being waived prior to September 30, 1995. Beginning November 1, 1995, a 1.50% sales load was being charged.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statement of Operations (unaudited)

                                 ASSET
                              PRESERVATION            INCOME           GLOBAL EQUITY          SMALL CAP           APPRECIATION
                             APRIL 1, 1995        APRIL 1, 1995        APRIL 1, 1995        APRIL 1, 1995        APRIL 1, 1995
                                THROUGH              THROUGH              THROUGH              THROUGH              THROUGH
                           SEPTEMBER 30, 1995   SEPTEMBER 30, 1995   SEPTEMBER 30, 1995   SEPTEMBER 30, 1995   SEPTEMBER 30, 1995
                           ------------------   ------------------   ------------------   ------------------   ------------------
Investment Income:
  Interest (net of
    withholding tax of $0,
    $8,838, $0, $0, $0,
    respectively)..........      $401,357           $1,411,793           $   47,501           $   79,059           $   47,407
  Dividends (net of
    withholding tax
    of $0, $0, $12,977, $0,
    $1,129,
    respectively)..........             0               14,375              128,339               29,111              152,415
                                 --------        -------------           ----------           ----------           ----------
                                  401,357            1,426,168              175,840              108,170              199,822
                                 --------        -------------           ----------           ----------           ----------
Expenses:
  Advisory (Note 3)........        31,106              180,364               72,945               85,128              105,135
  Fund Accounting (Note
    3).....................        17,045               20,127               19,793               15,783               18,124
  Legal....................         4,235               11,446                4,800                5,473                6,510
  Administrative services
    (Note 3)...............         9,332               27,055               10,942               12,769               15,770
  Reports to
    shareholders...........         1,800                2,200                3,200                4,000                2,700
  Audit....................         9,990               13,120               12,516                3,918                9,115
  Registration.............         8,095               11,845               11,845               11,945                8,205
  Custodian................         5,947               11,866               19,806                6,984                9,920
  12b-1 Distribution fee
    Class A (Note 3).......         4,926               17,378               10,210               14,669               22,069
  12b-1 Distribution fee
    Class D (Note 3).......             0                1,902               10,046               13,812                6,780
  Trustee..................         1,600                1,600                1,600                1,600                1,600
  Transfer agent fees and
    expenses (Note 3)......         5,806                7,901                8,180               10,474                8,161
  Amortization of
    organizational
    expenses...............         4,421                4,421                4,421                5,455                4,421
  Miscellaneous............           419                4,804                2,312                3,602                  744
                                 --------           ----------              -------           ----------           ----------
  Total expenses before
    waivers................       104,722              316,029              192,616              195,612              219,254
  Less expenses
    waived/reimbursed by
    Adviser, Administrator
    and Transfer Agent.....       (45,438)              (5,000)              (5,000)             (15,621)              (5,000)
                                 --------           ----------            ---------           ----------           ----------
  Net expenses.............        59,284              311,029              187,616              179,991              214,254
                                 --------           ----------           ----------           ----------           ----------
Net investment
  income/(loss)............       342,073            1,115,139              (11,776)             (71,821)             (14,432)
                                 --------           ----------           ----------           ----------           ----------
Realized gain/(loss) on
  investments..............          (449)             (79,908)             512,236              727,144              785,077
Net realized gain/(loss) on
  foreign currency
  transactions and assets
  and liabilities
  denominated in foreign
  currencies...............             0              603,726              129,326                    0                    0
Change in unrealized
  appreciation/
  (depreciation) of
  investments..............       179,018              618,158              822,586            3,558,481            2,952,208
Net unrealized gain/(loss)
  on foreign currency
  translations.............             0             (391,646)               3,704                    0                    0
                                 --------           ----------           ----------           ----------           ----------
Net realized/unrealized
  gain/(loss) on
  investments and foreign
  currency translation.....       178,569              750,330            1,467,852            4,285,625            3,737,285
                                 --------           ----------           ----------           ----------           ----------
Net increase/(decrease) in
  net assets resulting from
  operations...............      $520,642           $1,865,469           $1,456,076           $4,213,804           $3,722,853
                                 ========           ==========           ==========           ==========           ==========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statement of Changes in Net Assets (unaudited)

                                               ASSET PRESERVATION                          INCOME
                                       -----------------------------------   -----------------------------------
                                        SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                       SEPTEMBER 30, 1995   MARCH 31, 1995   SEPTEMBER 30, 1995   MARCH 31, 1995
                                       ------------------   --------------   ------------------   --------------
Operations:
  Net investment income/(loss).......     $    342,073       $    496,552       $  1,115,139       $  1,753,017
  Net realized gain/(loss) on
    investments......................             (449)           (23,866)           523,818            182,152
  Change in unrealized appreciation/
    (depreciation) of investments....          179,018            (71,743)           226,512            (29,657)
                                          ------------       ------------       ------------       ------------
Net increase/(decrease) in net assets
  resulting from operations..........          520,642            400,943          1,865,469          1,905,512
                                          ------------       ------------       ------------       ------------
Distributions to shareholders from
  capital gains:
  Class A............................                0                  0                  0            (25,981)
  Class D............................                0                  0                  0               (837)
                                          ------------       ------------       ------------       ------------
                                                     0                  0                  0            (26,818)
                                          ------------       ------------       ------------       ------------
Distributions to shareholders from
  net investment income:
  Class A............................         (342,073)          (496,552)        (1,077,508)        (1,712,325)
  Class D............................                0                  0            (37,631)           (40,688)
                                          ------------       ------------       ------------       ------------
                                              (342,073)          (496,552)        (1,115,139)        (1,753,013)
                                          ------------       ------------       ------------       ------------
  Decrease in net assets resulting
    from distributions to
    shareholders.....................         (342,073)          (496,552)        (1,115,139)        (1,779,831)
                                          ------------       ------------       ------------       ------------
Capital Share Transactions:
  Proceeds from sales of shares:
    Class A..........................          392,051         12,524,556          2,028,899         35,978,038
    Class D..........................                0                  0            211,011          1,181,686
                                          ------------       ------------       ------------       ------------
                                               392,051         12,524,556          2,239,910         37,159,724
                                          ------------       ------------       ------------       ------------
  Net asset value of shares issued to
    shareholders in reinvestment of
    dividends and distributions:
    Class A..........................          341,790            493,006            986,843          1,629,846
    Class D..........................                0                  0             25,254             31,401
                                          ------------       ------------       ------------       ------------
                                               341,790            493,006          1,012,097          1,661,247
                                          ------------       ------------       ------------       ------------
  Net asset value of shares redeemed:
    Class A..........................          (45,542)        (1,005,947)           (42,335)        (5,347,616)
    Class D..........................                0                  0           (107,412)                 0
                                          ------------       ------------       ------------       ------------
                                               (45,542)        (1,005,947)          (149,747)        (5,347,616)
                                          ------------       ------------       ------------       ------------
    Net increase in net assets from
      capital share transactions.....          688,299         12,011,615          3,102,260         33,473,355
                                          ------------       ------------       ------------       ------------
Total increase in net assets.........          866,868         11,916,006          3,852,590         33,599,036
Net Assets:
  Beginning of period................       11,923,702              7,696         33,614,420             15,384
                                          ------------       ------------       ------------       ------------
  End of period......................     $ 12,790,570       $ 11,923,702       $ 37,467,010       $ 33,614,420
                                          ============       ============       ============       ============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statement of Changes in Net Assets (unaudited) (continued)

                                                  GLOBAL EQUITY                           SMALL CAP
                                       -----------------------------------   -----------------------------------
                                        SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                       SEPTEMBER 30, 1995   MARCH 31, 1995   SEPTEMBER 30, 1995   MARCH 31, 1995
                                       ------------------   --------------   ------------------   --------------
Operations:
  Net investment income/(loss).......     $    (11,776)      $    (71,034)      $    (71,821)      $    (38,590)
  Net realized gain/(loss) on
    investments......................          641,562           (255,749)           727,144            734,152
  Change in unrealized appreciation/
    (depreciation) of investments....          826,290            224,480          3,558,481            538,460
                                          ------------       ------------       ------------       ------------
Net increase/(decrease) in net assets
  resulting from operations..........        1,456,076           (102,303)         4,213,804          1,234,022
                                          ------------       ------------       ------------       ------------
Distributions to shareholders from
  capital gains:
  Class A............................                0                  0                  0           (165,997)
  Class D............................                0                  0                  0            (48,635)
                                          ------------       ------------       ------------       ------------
                                                     0                  0                  0           (214,632)
                                          ------------       ------------       ------------       ------------
Distributions to shareholders from
  net investment income:
  Class A............................                0            (13,738)                 0                  0
  Class D............................                0             (2,281)                 0                  0
                                          ------------       ------------       ------------       ------------
                                                     0            (16,019)*                0                  0
                                          ------------       ------------       ------------       ------------
  Decrease in net assets resulting
    from distributions to
    shareholders.....................                0            (16,019)                 0           (214,632)
                                          ------------       ------------       ------------       ------------
Capital Share Transactions:
  Proceeds from sales of shares:
    Class A..........................        2,414,166          9,446,593          5,583,178          7,982,612
    Class D..........................          213,336          3,411,563            851,991          3,244,649
                                          ------------       ------------       ------------       ------------
                                             2,627,502         12,858,156          6,435,169         11,227,261
                                          ------------       ------------       ------------       ------------
  Net asset value of shares issued to
    shareholders in reinvestment of
    dividends and distributions:
    Class A..........................                0             11,265                  0            137,196
    Class D..........................                0              1,399                  0             48,033
                                          ------------       ------------       ------------       ------------
                                                     0             12,664                  0            185,229
                                          ------------       ------------       ------------       ------------
  Net asset value of shares redeemed:
    Class A..........................          (13,521)          (161,554)          (295,094)          (134,515)
    Class D..........................         (339,940)           (71,121)          (270,050)          (160,614)
                                          ------------       ------------       ------------       ------------
                                              (353,461)          (232,675)          (565,144)          (295,129)
                                          ------------       ------------       ------------       ------------
    Net increase in net assets from
      capital share transactions.....        2,274,041         12,638,145          5,870,025         11,117,361
                                          ------------       ------------       ------------       ------------
Total increase in net assets.........        3,730,117         12,519,823         10,083,829         12,136,751
Net Assets:
  Beginning of period................       12,535,207             15,384         12,152,135             15,384
                                          ------------       ------------       ------------       ------------
  End of period......................     $ 16,265,324       $ 12,535,207       $ 22,235,964       $ 12,152,135
                                          ============       ============       ============       ============

* Represents distribution in excess of net investment income.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statement of Changes in Net Assets (unaudited) (continued)

                                                                                  APPRECIATION
                                                                       -----------------------------------
                                                                        SIX MONTHS ENDED      YEAR ENDED
                                                                       SEPTEMBER 30, 1995   MARCH 31, 1995
                                                                       ------------------   --------------
Operations:
  Net investment income/(loss).......................................     $    (14,432)      $     (7,090)
  Net realized gain/(loss) on investments............................          785,077            145,295
  Change in unrealized appreciation/(depreciation) of investments....        2,952,208            810,502
                                                                          ------------       ------------
Net increase/(decrease) in net assets resulting from operations......        3,722,853            948,707
                                                                          ------------       ------------
Distributions to shareholders from capital gains:
  Class A............................................................                0            (78,778)
  Class D............................................................                0             (6,832)
                                                                          ------------       ------------
                                                                                     0            (85,610)
                                                                          ------------       ------------
Distributions to shareholders from net investment income:
  Class A............................................................                0                  0
  Class D............................................................                0                  0
                                                                          ------------       ------------
                                                                                     0                  0
                                                                          ------------       ------------
  Decrease in net assets resulting from distributions to
    shareholders.....................................................                0            (85,610)
                                                                          ------------       ------------
Capital Share Transactions:
  Proceeds from sales of shares:
    Class A..........................................................        5,042,866         14,310,886
    Class D..........................................................          303,135          1,616,586
                                                                          ------------       ------------
                                                                             5,346,001         15,927,472
                                                                          ------------       ------------
  Net asset value of shares issued to shareholders in reinvestment of dividends and distributions:
    Class A..........................................................                0             69,925
    Class D..........................................................                0              6,469
                                                                          ------------       ------------
                                                                                     0             76,394
                                                                          ------------       ------------
  Net asset value of shares redeemed:
    Class A..........................................................         (338,671)           (57,078)
    Class D..........................................................         (280,786)            (6,097)
                                                                          ------------       ------------
                                                                              (619,457)           (63,175)
                                                                          ------------       ------------
    Net increase in net assets from capital share transactions.......        4,726,544         15,940,691
                                                                          ------------       ------------
Total increase in net assets.........................................        8,449,397         16,803,788
Net Assets:
  Beginning of period................................................       16,819,172             15,384
                                                                          ------------       ------------
  End of period......................................................     $ 25,268,569       $ 16,819,172
                                                                          ============       ============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (unaudited) -- September 30, 1995

     1. DESCRIPTION. The ESC Strategic Funds, Inc. (the "Company") was incorporated in Maryland on November 24, 1993. The Company currently comprises five portfolios, ESC Strategic Asset Preservation (commencement date April 25,
1994), ESC Strategic Income (commencement date May 4, 1994), ESC Strategic Global Equity (commencement date May 12, 1994), ESC Strategic Small Cap (commencement date June 8, 1994), ESC Strategic Appreciation (commencement date July 6, 1994) (the "Funds"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund, with the exception of the Small Cap Fund, operates as a diversified fund. The Small Cap Fund operates as a non-diversified fund. Class A shares are offered with a maximum front-end sales charge of 4.50%, which may be reduced or waived in certain cases. Class A shares are also subject to a Service and Distribution Fee calculated at an annual rate of up to 0.25% of the average daily net asset value of Class A shares. Class D shares are offered with a front-end sales charge of 1.50% and are subject to a Service and Distribution Fee at an annual rate of up to 0.75% based on the average daily net asset value of Class D shares. Prior to November 1, 1995, the 1.50% sales load on Class D shares was being waived. ESC Strategic Asset Preservation Fund offers only one class of shares with no front-end sales charge and a Service and Distribution Fee calculated at an annual rate of up to 0.25% of the average daily value of its net assets. The Company's Articles of Incorporation authorize the issuance of two classes of common stock designated as Class A and Class D for each Fund, except for ESC Strategic Asset Preservation Fund, which shall only have Class A Shares. The Company's Board of Directors may, in the future, authorize the issuance of additional classes of capital stock for the Funds.

     2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds:

          A. Portfolio Valuation. Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or, if there are no trades, at the current bid price, as of 4:15 p.m. eastern time. Over-the-counter securities, or securities for which there were no transactions, are valued at the closing bid price, except for open short positions, when the asked price is used. Bid price is used when no asked price is available. Bonds and other fixed income securities are valued by using market quotations, and may be valued on the basis of prices provided by a pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Short-term securities which mature in 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

          B. Securities transactions and investment income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, is accrued daily as earned.

          C. Dividend and Capital Gain Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (unaudited) (continued) -- September 30, 1995

          Permanent book/tax differences are primarily attributable to non-deductible organization costs, foreign exchange gains and net operating losses.

          D. Federal income taxes. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable and tax-exempt income for the fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for taxes is recorded.

          E. Organizational expenses. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straightline basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of the Funds are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

          F. Determination of net asset value and calculation of expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

          G. Foreign Exchange Transactions. The books and records of the Fund are maintained in U.S. dollars non-U.S. denominated amounts are translated into U.S. dollars as follows with the resultant exchange gains and losses recorded in the Statement of Operations:

             (i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

             (ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

          H. Forward Foreign Exchange Contracts. A forward foreign exchange contract is a commitment to sell a foreign currency at a future date at a negotiated exchange rate. The Funds bear the market risk which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The gain or loss from the difference between the cost or original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign exchange.

          I. Short-Selling. The Small Cap Fund can engage in short selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will deposit collateral with the broker-dealer, usually cash, U.S. government securities, or other highly liquid securities, sufficient to cover its short position.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (unaudited) (continued) -- September 30, 1995

     3. INVESTMENT ADVISORY AND ADMINISTRATION CONTRACTS AND DISTRIBUTION AGREEMENT. The Company entered into an investment advisory agreement (the "Investment Advisory Agreement") with Equitable Securities Corporation ("ESC") (the "Adviser"). The Investment Advisory Agreement provides for the Adviser to be paid a fee calculated and accrued daily and paid monthly at the annual rates of 0.50% for ESC Strategic Asset Preservation Fund and 1.00% for each of the other funds. The Adviser provides portfolio management supervision and certain administrative, clerical and bookkeeping services for the Company. Equitable Asset Management is the Advisor for Asset Preservation, Small Cap and also advises 30.3% of the Appreciation Fund. The Adviser has entered into agreements with various portfolio managers. Any fees payable under these agreements are paid by the Adviser. For the six months ended September 30, 1995 the Adviser was entitled to Advisory fees of $31,106; $180,364; $72,945; $85,128 and $105,135, for the Asset Preservation, Income, Global Equity, Small Cap and Appreciation Funds, respectively. The Adviser waived fees of $31,106; $0; $0; $0 and $0 for the Asset Preservation, Income, Global Equity, Small Cap and Appreciation Funds, respectively.

     Furman Selz Incorporated ("Furman Selz") provides the Funds with administrative, fund accounting, dividend and capital gain distribution disbursing and transfer agency services pursuant to the administration agreement (the "Administration Agreement"). The services under the Administration Agreement are subject to the supervision of the Company's Board of Directors and officers and include day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Funds' arrangement with their custodian and assistance in the preparation of the Company's Registration Statement under federal and state laws. Pursuant to the Administration Agreement, the Funds pay Furman Selz a monthly fee for its services which, on an annualized basis, will not exceed .15% of the average daily net assets of the Funds and is accrued daily. For Administrative Services provided, Furman Selz was entitled to fees of $9,332; $27,055; $10,942; $12,769 and $15,770 for the Asset Preservation,
Income, Global Equity, Small Cap and Appreciation Funds, respectively. Furman Selz waived fees of $9,332; $0; $0; $0 and $0 for the Asset Preservation, Income, Global Equity, Small Cap and Appreciation Funds, respectively.

     Pursuant to a Services Agreement between the Funds and Furman Selz, Furman Selz will provide the Funds with transfer and dividend and capital gain disbursing agent services, for which it receives a fee of $15.00 per account per year subject to a required minimum fee of $10,000 for each Fund, plus out-of-pocket expenses. Pursuant to the Fund Accounting Agreement between the Funds and Furman Selz, Furman Selz assists the Funds in calculating net asset values and provides certain other account services for each Fund for an annual fee of $30,000 per fund plus out-of-pocket expenses. For the six months ended September 30, 1995, Furman Selz was entitled to Transfer Agent fees of $5,806; $7,901; $8,180; $10,474 and $8,161 for the Asset Preservation, Income, Global Equity, Small Cap and Appreciation Funds, respectively. Furman Selz waived fees of $5,000; $5,000; $5,000; $5,000 and $5,000 for the Asset Preservation, Income,
Global Equity, Small Cap and Appreciation Funds, respectively. For Fund Accounting Services, Furman Selz earned fees, including out of pocket expenses, of $17,045; $20,127; $19,793; $15,783 and $18,124 for the Asset Preservation,
Income, Global Equity, Small Cap and Appreciation Funds, respectively.

     ESC and Furman Selz have agreed to waive sufficient amounts of their fees to cap the expense ratios for the Funds as follows: Appreciation -- 2.00% (Class
A), 2.50% (Class D); Global Equity -- 2.50% (Class A), 3.00% (Class D); Small Cap -- 2.00% (Class A), 2.50% (Class D); Income -- 1.70% (Class A), 2.20% (Class
D); Asset Preservation -- 1.00% (Class A). In order to maintain these expense ratios the Adviser has reimbursed expenses as follows: Asset Preservation -- $0, Income -- $0, Global Equity -- $0, Small Cap -- $10,621, and Appreciation -- $0.

     The Company entered into a distribution agreement (the "Distribution Agreement") with ESC. Under the Distribution Agreement, ESC as agent for the Funds, agrees to use its best efforts as sole distributor of the Funds' shares. ESC does not receive compensation under the Distribution Agreement. Under the Plan of Distribution, Class A shares

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (unaudited) (continued) -- September 30, 1995 will pay the Distributor a fee at an annual rate up to 0.25% of the value of average daily net assets of Class A shares in return for financing certain distribution and shareholder service activities related to Class A shares. During the six months ended September 30, 1995, the actual rates incurred by Class A shares were: 0.08%; 0.10%; 0.19%; 0.23% and 0.23% for the Asset Preservation, Income, Global Equity, Small Cap and Appreciation Funds, respectively. The Plans provide that Class D shares will pay the Distributor amounts up to an annual rate up to 0.75% of the average daily net assets of Class D shares to finance certain distribution and shareholder services activities related to Class D shares. During the six months ended September 30, 1995, the actual rates incurred by Class D shares were: 0%; 0.29%; 0.56%; 0.68% and 0.69% for the Asset Preservation, Income, Global Equity, Small Cap and Appreciation Funds, respectively. ESC Strategic Asset Preservation Fund has adopted a Plan substantially the same as that for Class A shares of the other Funds. For the six months ended September 30, 1995, Class A fees of $4,926; $17,378; $10,210; $14,669 and $22,069 and Class D fees of $0; $1,902; $10,046;
$13,812 and $6,780 were incurred for the Asset Preservation, Income, Global Equity, Small Cap and Appreciation Funds, respectively.

     During the six months ended September 30, 1995 the Appreciation Fund, Small Cap Fund and the Global Equity Fund paid brokerage commissions in total of $19,675 to Equitable Securities, a subsidiary of the Adviser's subsidiary, Equitable Trust Company. The Funds were advised that sales load commissions of $1,443, $846, $44,311 and $31,367 were paid to ESC from the Income, Global Equity, Small Cap and Appreciation Funds, respectively.

     4.  SECURITIES TRANSACTIONS.

          A. Purchase and sale transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended September 30, 1995 were as follows:

                                       COMMON STOCKS                U.S. GOVERNMENT
                                    AND CORPORATE BONDS               OBLIGATIONS
                                 --------------------------    --------------------------
                                  PURCHASES        SALES        PURCHASES        SALES
                                 -----------    -----------    -----------    -----------
            Asset
              Preservation....   $ 1,400,690    $         0    $ 1,442,652    $         0
            Income............     7,469,081      9,432,783     10,669,222      7,672,239
            Global Equity.....     6,899,463      5,612,524              0              0
            Small Cap.........    12,400,347      7,662,003              0              0
            Appreciation......    11,094,089      6,149,248              0              0

          B. Federal Income Tax basis. Cost for book and Federal Income Tax purposes were substantially identical as of September 30, 1995. Gross unrealized appreciation and depreciation on investment securities at September 30, 1995, based on cost for Federal income tax purposes is as follows:

                                                                               NET
                                                   GROSS         GROSS      UNREALIZED
                                                 UNREALIZED    UNREALIZED   APPRECIATION
                                                 APPRECIATION  DEPRECIATION (DEPRECIATION)
                                                 ----------    ---------    ----------
            Asset Preservation................   $  117,721    $ (10,446)   $  107,275
            Income............................      693,474     (494,256)      199,218
            Global Equity.....................    1,605,211     (559,046)    1,046,165
            Small Cap.........................    4,200,495     (103,554)    4,096,941
            Appreciation......................    4,257,205     (494,495)    3,762,710

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (unaudited) (continued) -- September 30, 1995

     5. CAPITAL SHARE TRANSACTIONS. The Company is authorized to issue $650 million shares of capital stock with a par value $0.001 each. Transactions in shares of the Funds for the six months ended September 30, 1995, and year ended March 31, 1995, were as follows:

                                                         SIX MONTHS ENDED SEPTEMBER 30, 1995
                                         -------------------------------------------------------------------
                                            ASSET                      GLOBAL
                                         PRESERVATION     INCOME       EQUITY      SMALL CAP    APPRECIATION
                                         ------------    ---------    ---------    ---------    ------------
CLASS A
Beginning Balance.....................     1,205,690     3,256,233      931,096      780,607      1,418,131
                                           ---------     ---------    ---------    ---------      ---------
Shares sold...........................        39,076       197,936      226,632      450,393        428,868
Shares issued in reinvestment of net
  investment income and capital gain
  distributions.......................        34,098        96,822            0            0              0
Shares redeemed.......................        (4,532)       (4,085)      (1,319)     (23,686)       (28,307)
                                           ---------     ---------    ---------    ---------      ---------
Net increase/(decrease) in shares.....        68,642       290,673      225,313      426,707        400,561
                                           ---------     ---------    ---------    ---------      ---------
Closing Balance.......................     1,274,332     3,546,906    1,156,409    1,207,314      1,818,692
                                           =========     =========    =========    =========      =========
CLASS D
Beginning Balance.....................            --       124,831      338,355      300,196        159,350
                                           ---------     ---------    ---------    ---------      ---------
Shares sold...........................            --        20,508       20,188       66,884         26,436
Shares issued in reinvestment of net
  investment income and capital gain
  distributions.......................            --         2,478            0            0              0
Shares redeemed.......................            --       (10,572)     (31,213)     (20,513)       (23,371)
                                           ---------     ---------    ---------    ---------      ---------
Net increase/(decrease) in shares.....            --        12,414      (11,025)      46,371          3,065
                                           ---------     ---------    ---------    ---------      ---------
Closing Balance.......................            --       137,245      327,330      346,567        162,415
                                           =========     =========    =========    =========      =========

                                                              YEAR ENDED MARCH 31, 1995
                                         -------------------------------------------------------------------
                                            ASSET                      GLOBAL
                                         PRESERVATION     INCOME       EQUITY      SMALL CAP    APPRECIATION
                                         ------------    ---------    ---------    ---------    ------------
CLASS A
Beginning Balance.....................           769           769          769          769            769
                                         -----------     ---------    ---------     --------      ---------
Shares sold...........................     1,256,945     3,639,895      945,598      779,556      1,416,032
Shares issued in reinvestment of net
  investment income and capital gain
  distributions.......................        49,971       168,037        1,187       12,870          6,896
Shares redeemed.......................      (101,995)     (552,468)     (16,458)     (12,588)        (5,566)
                                         -----------     ---------    ---------     --------      ---------
Net increase/(decrease) in shares.....     1,204,921     3,255,464      930,327      779,838      1,417,362
                                         -----------     ---------    ---------     --------      ---------
Closing Balance.......................     1,205,690     3,256,233      931,096      780,607      1,418,131
                                           =========      ========     ========     ========      =========
CLASS D
Beginning Balance.....................            --           769          769          769            769
                                         -----------     ---------    ---------     --------      ---------
Shares sold...........................            --       120,814      344,535      309,594        158,543
Shares issued in reinvestment of net
  investment income and capital gain
  distributions.......................            --         3,248          146        4,514            640
Shares redeemed.......................            --        --           (7,095)     (14,681)          (602)
                                         -----------     ---------    ---------     --------      ---------
Net increase/(decrease) in shares.....            --       124,062      337,586      299,427        158,581
                                         -----------     ---------    ---------     --------      ---------
Closing Balance.......................            --       124,831      338,355      300,196        159,350
                                           =========      ========     ========     ========      =========

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (unaudited) (continued) -- September 30, 1995

     6. MULTIPLE MANAGER STRATEGY. The Adviser uses the Multiple Manager Strategy for certain of the Funds from time to time. Under this strategy, the Adviser allocates portions of a Fund's assets among multiple specialist managers with dissimilar investment styles and security selection disciplines. The Adviser monitors the performance both of the total Fund portfolio and of each Manager and will reallocate Fund assets among individual managers, or recommend to the Company that it employ or terminate particular Managers, to the extent the Adviser deems appropriate to achieve the overall objectives of the particular Fund.

     The Managers are as follows:

        ESC Strategic Asset Preservation Fund -- Equitable Asset Management,
           Inc.

        ESC Strategic Income Fund -- Llama Asset Management Company; Cincinnati
           Asset Management, Inc. and Murray Johnstone International Limited.

        ESC Strategic Global Equity Fund -- Globeflex Capital, L.P.; Murray
           Johnstone International Limited and Blairlogie Capital Management Limited.

        ESC Strategic Small Cap Fund -- Equitable Asset Management, Inc.

        ESC Strategic Appreciation Fund -- GlobeFlex Capital, L.P.; Brandes
           Investment Partners, Inc., and Equitable Asset Management, Inc.

     Equitable Asset Management, Inc. is an affiliate of the Adviser.

     7. OFF-BALANCE SHEET RISK. The Funds may invest in various financial instruments with off-balance sheet risk. These financial instruments include taking positions in forward contracts and currency swaps. The Funds enter into such contracts for the purpose of hedging exposure to change in foreign currency exchange rates on their portfolio holdings.

ESC STRATEGIC FUNDS, INC.
Selected Per Share Data and Ratios

                                                                                 ASSET PRESERVATION
                                                                       --------------------------------------
                                                                        SIX MONTHS ENDED        YEAR ENDED
                                                                       SEPTEMBER 30, 1995     MARCH 31, 1995
                                                                       -------------------    ---------------
Net Asset Value, Beginning of Period.................................        $  9.89              $ 10.00
                                                                             -------              -------
Income from Investment Operations:
  Net investment income/(loss).......................................           0.27                 0.47
  Net realized/unrealized gain/(loss) on investments.................           0.15                (0.11)
                                                                             -------              -------
  Total from Investment Operations...................................           0.42                 0.36
                                                                             -------              -------
Less Distributions:
  Dividends from capital gains.......................................              0                    0
  Dividends from net investment income...............................          (0.27)               (0.47)
                                                                             -------              -------
Total Distributions..................................................          (0.27)               (0.47)
                                                                             -------              -------
Net Asset Value, End of Period.......................................        $ 10.04              $  9.89
                                                                             =======              =======
Total Return (not reflecting sales load).............................           4.35%                3.75%
Net Assets, End of Period (in thousands).............................        $12,791              $11,924
Ratios to Average Net Assets of:
  Net investment income..............................................           5.51%*               5.15%*
  Expenses net of waivers/reimbursements.............................           0.96%*               1.00%*
  Expenses before waivers/reimbursements.............................           1.69%*               2.12%*
Portfolio Turnover Rate..............................................              0                   30%

* Annualized.

                                                                             INCOME
                                        --------------------------------------------------------------------------------
                                                       CLASS A                                   CLASS D
                                        --------------------------------------    --------------------------------------
                                         SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                        SEPTEMBER 30, 1995     MARCH 31, 1995     SEPTEMBER 30, 1995     MARCH 31, 1995
                                        -------------------    ---------------    -------------------    ---------------
Net Asset Value, Beginning of
  Period..............................        $  9.94              $ 10.00              $  9.94              $ 10.00
                                              -------              -------               ------               ------
Income from Investment Operations:
  Net investment income/(loss)........           0.30                 0.55                 0.27                 0.50
  Net realized/unrealized gain/(loss)
    on investments....................           0.23                (0.05)                0.23                (0.05)
                                              -------              -------               ------               ------
  Total from Investment Operations....           0.53                 0.50                 0.50                 0.45
                                              -------              -------               ------               ------
Less Distributions:
  Dividends from capital gains........              0                (0.01)                   0                (0.01)
  Dividends from net investment
    income............................          (0.30)               (0.55)               (0.27)               (0.50)
                                              -------              -------               ------               ------
Total Distributions...................          (0.30)               (0.56)               (0.27)               (0.51)
                                              -------              -------               ------               ------
Net Asset Value, End of Period........        $ 10.17              $  9.94              $ 10.17              $  9.94
                                              =======              =======               ======               ======
Total Return (not reflecting sales
  load)...............................           5.33%                5.30%                5.07%                4.74%
Net Assets, End of Period (in
  thousands)..........................        $36,071              $32,373              $ 1,396              $ 1,241
Ratios to Average Net Assets of:
  Net investment income...............           6.20%*               6.29%*               5.70%*               5.73%*
  Expenses net of
    waivers/reimbursements............           1.71%*               1.85%*               2.21%*               2.29%*
  Expenses before
    waivers/reimbursements............           1.74%*               1.86%*               2.24%*               2.31%*
Portfolio Turnover Rate...............             57%                  92%                  57%                  92%

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Selected Per Share Data and Ratios (continued)

                                                                         GLOBAL EQUITY
                                        --------------------------------------------------------------------------------
                                                       CLASS A                                   CLASS D
                                        --------------------------------------    --------------------------------------
                                         SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                        SEPTEMBER 30, 1995     MARCH 31, 1995     SEPTEMBER 30, 1995     MARCH 31, 1995
                                        -------------------    ---------------    -------------------    ---------------
Net Asset Value, Beginning of
  Period..............................        $  9.90              $ 10.00              $  9.82              $ 10.00
                                              -------               ------               ------               ------
Income from Investment Operations:
  Net investment income/(loss)........          (0.04)               (0.05)               (0.07)               (0.07)
  Net realized/unrealized gain/(loss)
    on investments....................           1.13                (0.03)                1.13                (0.10)
                                              -------               ------               ------               ------
  Total from Investment Operations....           1.09                (0.08)                1.06                (0.17)
                                              -------               ------               ------               ------
Less Distributions:
  Dividends from capital gains........              0                    0                    0                    0
  Dividends from net investment
    income............................              0                (0.02)                   0                (0.01)
                                              -------               ------               ------               ------
Total Distributions...................              0                (0.02)                   0                (0.01)
                                              -------               ------               ------               ------
Net Asset Value, End of Period........        $ 10.99              $  9.90              $ 10.88              $  9.82
                                              =======               ======               ======               ======
Total Return (not reflecting sales
  load)...............................          11.01%               (0.84)%              10.79%               (1.72)%
Net Assets, End of Period (in
  thousands)..........................        $12,702              $ 9,213              $ 3,563              $ 3,322
Ratios to Average Net Assets of:
  Net investment income...............          (0.04)%*             (0.65)%*             (0.53)%*             (1.51)%*
  Expenses net of
    waivers/reimbursements............           2.45%*               2.50%*               2.97%*               2.98%*
  Expenses before
    waivers/reimbursements............           2.52%*               3.22%*               3.04%*               3.69%*
Portfolio Turnover Rate...............             47%                  76%                  47%                  76%

* Annualized.

                                                                           SMALL CAP
                                        --------------------------------------------------------------------------------
                                                       CLASS A                                   CLASS D
                                        --------------------------------------    --------------------------------------
                                         SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                        SEPTEMBER 30, 1995     MARCH 31, 1995     SEPTEMBER 30, 1995     MARCH 31, 1995
                                        -------------------    ---------------    -------------------    ---------------
Net Asset Value, Beginning of
  Period..............................        $ 11.25              $ 10.00              $ 11.22              $ 10.00
                                              -------               ------               ------               ------
Income from Investment Operations:
  Net investment income/(loss)........          (0.05)               (0.03)               (0.08)               (0.05)
  Net realized/unrealized gain/(loss)
    on investments....................           3.12                 1.52                 3.12                 1.51
                                              -------               ------               ------               ------
  Total from Investment Operations....           3.07                 1.49                 3.04                 1.46
                                              -------               ------               ------               ------
Less Distributions:
  Dividends from capital gains........              0                (0.24)                   0                (0.24)
  Dividends from net investment
    income............................              0                    0                    0                    0
                                              -------               ------               ------               ------
Total Distributions...................              0                (0.24)                   0                (0.24)
                                              -------               ------               ------               ------
Net Asset Value, End of Period........        $ 14.32              $ 11.25              $ 14.26              $ 11.22
                                              =======               ======               ======               ======
Total Return (not reflecting sales
  load)...............................          27.29%               15.03%               27.09%               14.72%
Net Assets, End of Period (in
  thousands)..........................        $17,295              $ 8,785              $ 4,941              $ 3,367
Ratios to Average Net Assets of:
  Net investment income...............          (0.73)%*             (0.43)%*             (1.21)%*             (0.93)%*
  Expenses net of
    waivers/reimbursements............           1.99%*               2.00%*               2.50%*               2.50%*
  Expenses before
    waivers/reimbursements............           2.17%*               3.28%*               2.72%*               3.68%*
Portfolio Turnover Rate...............             56%                 151%                  56%                 151%

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Selected Per Share Data and Ratios (continued)

                                                                          APPRECIATION
                                        --------------------------------------------------------------------------------
                                                       CLASS A                                   CLASS D
                                        --------------------------------------    --------------------------------------
                                         SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                        SEPTEMBER 30, 1995     MARCH 31, 1995     SEPTEMBER 30, 1995     MARCH 31, 1995
                                        -------------------    ---------------    -------------------    ---------------
Net Asset Value, Beginning of
  Period..............................        $ 10.67              $ 10.00              $ 10.63              $ 10.00
                                              -------              -------               ------               ------
Income from Investment Operations:
  Net investment income/(loss)........              0                    0                (0.03)               (0.03)
  Net realized/unrealized gain/(loss)
    on investments....................           2.09                 0.73                 2.09                 0.72
                                              -------              -------               ------               ------
  Total from Investment Operations....           2.09                 0.73                 2.06                 0.69
                                              -------              -------               ------               ------
Less Distributions:
  Dividends from capital gains........              0                (0.06)                   0                (0.06)
  Dividends from net investment
    income............................              0                    0                    0                    0
                                              -------              -------               ------               ------
Total Distributions...................              0                (0.06)                   0                (0.06)
                                              -------              -------               ------               ------
Net Asset Value, End of Period........        $ 12.76              $ 10.67              $ 12.69              $ 10.63
                                              =======              =======               ======               ======
Total Return (not reflecting sales
  load)...............................          19.59%                7.32%               19.38%                6.92%
Net Assets, End of Period (in
  thousands)..........................        $23,207              $15,126              $ 2,061              $ 1,693
Ratios to Average Net Assets of:
  Net investment income...............          (0.09)%*             (0.04)%*             (0.57)%*             (0.56)%*
  Expenses net of
    waivers/reimbursements............           1.99%*               2.00%*               2.49%*               2.50%*
  Expenses before
    waivers/reimbursements............           2.04%*               2.88%*               2.56%*               3.40%*
Portfolio Turnover Rate...............             32%                  58%                  32%                  58%

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.

DIRECTORS AND OFFICERS

DIRECTORS

WILLIAM H. CAMMACK*                     Chairman, Equitable Securities Corporation

W. HOWARD CAMMACK, JR.*                 Managing Director, Equitable Securities Corporation

J. BRANSFORD WALLACE                    Chairman, Willis Coroon, PLC

BROWNLEE O. CURREY, JR.                 President, The Nashville Banner

E. TOWNES DUNCAN                        Chairman and Chief Executive Officer, Comptronix
                                        Corporation

* "Interested Person" as that term is defined in the Investment Company Act of 1940.
---------------------------------------------------------------------------------------------

OFFICERS
WILLIAM H. CAMMACK                      President

W. HOWARD CAMMACK, JR.                  Treasurer

JOHN J. PILEGGI                         Secretary

JOHN L. McALLISTER                      Assistant Secretary and Assistant Treasurer

GORDON FORRESTER                        Assistant Treasurer

JOAN V. FIORE                           Assistant Secretary

SHERYL HIRSCHFELD                       Assistant Secretary

                                  ADDRESS FOR:
                             [ESC STRATEGIC LOGO]

                           ESC STRATEGIC FUNDS, INC.

                                237 PARK AVENUE
                            NEW YORK, NEW YORK 10017
                        GENERAL AND ACCOUNT INFORMATION:
                              (800) 261-FUND(3863)

INVESTMENT ADVISER AND DISTRIBUTOR
---------------------------------------

Equitable Securities Corporation
800 Nashville City Center
511 Union Street
Nashville, Tennessee 37219-1743

ADMINISTRATOR
---------------

Furman Selz Incorporated
230 Park Avenue
New York, New York 10169

CUSTODIAN
----------

Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, Missouri 64105

COUNSEL
--------

Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

[ESC STRATEGIC LOGO]


ESC Strategic ASSET PRESERVATION Fund
ESC Strategic INCOME Fund
ESC Strategic GLOBAL EQUITY Fund
ESC Strategic SMALL CAP Fund
ESC Strategic APPRECIATION Fund

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1995